                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number       811-09116
                                                    ----------------------

                             Van Wagoner Funds, Inc.
        ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           755 Sansome St., Suite 350
                             San Francisco, CA 94111
        ------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

                                 Elyce Dilworth
                           755 Sansome St., Suite 350
                             San Francisco, CA 94111
        ------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 415-981-9742
                                                           --------------

                      Date of fiscal year end: December 31
                                              ------------
                   Date of reporting period: December 31, 2004
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

[GRAPHIC]

ANNUAL REPORT
DECEMBER 31, 2004

SMALL-CAP GROWTH FUND
GROWTH OPPORTUNITIES FUND
EMERGING GROWTH FUND

[VANWAGONER FUNDS LOGO]

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS OF VAN WAGONER FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS FOR THE FUNDS. THE PROSPECTUS GIVES DETAILS ABOUT CHARGES, INVESTMENT OBJECTIVES, RISKS AND OPERATING POLICIES OF THE FUNDS. READ THE PROSPECTUS CAREFULLY.

VAN WAGONER FUNDS ANNUAL REPORT

DEAR FELLOW SHAREHOLDERS:

2004 was an interesting year. Although the economy generated solid GDP growth of about 4%, inflation remained in check at less than 2%, and corporate profits grew at a very healthy rate of around 20%, the market never really advanced or declined strongly. The market was fairly muted all year long but did finally rally at the end of the year after the uncertainty of the Presidential election was finally put to rest. Throughout the year there were many economic crosswinds that kept the market from moving significantly in either direction. These included the ongoing war with Iraq, rising interest rates, weak employment and inflationary concerns. Overall corporate profits were fairly strong, but the economy didn't benefit from those revenues as companies held onto their historically large cash reserves.

These factors helped boost the share prices of select companies and, by the end of the year, pushed the Dow to levels it hadn't reached since before 9/11. This was the year that the saying 'Its not a stock market, but a market of stocks' rang true. There were no sure bets in 2004 - it was a stock picker's market and not every stock blossomed. In looking at this year's largest stock laggards, it is interesting to note that several of these companies were last year's stock leaders (e.g., Intel (NASDAQ: INTC(1)) and Cisco (NASDAQ: CSCO(2))). Although small-cap stocks outperformed large cap stocks and growth investing beat out value investing, performance came from very distinct areas. We saw an interesting situation occur during the last three months of the year. Many sectors that had been performing poorly all year, including technology, rebounded quite strongly in December. The technology sector, which had suffered all year, surged during the last quarter. Meanwhile, energy and oil related stocks, both of which performed very well all year, finally changed direction and were among the worst performing sectors for the fourth quarter.

While there are many factors affecting the market and the performance of individual stocks, we do realize that there was a significant discrepancy between the performance of the Van Wagoner Funds and their respective benchmark indices. Small Cap stocks, as broadly measured by the Russell 2000 Index, ended the year up 18.3%. The Van Wagoner Funds' performance ranged from -13.64% (Growth Opportunities) to -16.04% (Emerging Growth). The Funds' underperformance can be attributed to two factors: investment in poor performing sectors and investment in poor performing stocks. The worst performing sectors of 2004, according to Morningstar, were Semiconductors and Data Networking. Those were two areas of fairly significant investment for the Funds in 2004. The best performing sectors of 2004 were Agrochemical, Steel/Iron, Water Transport and Coal - sectors the Funds simply didn't invest in. The Funds' performance can also be partially attributed to the fact that the slowdown in the technology sector during the summer was, frankly, a lot worse that we expected. The semiconductor sector really rolled over hard during the summer. We had expected the summer to bring the normal seasonal correction and pick up in the fall as it has done many times in the past. Unfortunately many of those stocks got pummeled and still haven't recovered yet. Simply put, our focus on technology really hurt the Funds' performance in 2004.

The Van Wagoner Small-Cap Growth Fund held investments in many sectors that underperformed the market during the year, but it also held select investments in sectors that performed quite well. Some of these sectors included Consumer Discretionary & Services, Agrochemicals and Construction and Agricultural Machinery. Unfortunately, the Fund's large exposure to the technology sector, specifically in telecommunications and semiconductors, hurt performance, as many of those companies did not do well. The Van Wagoner Small-Cap Growth Fund ended the year at -15.79%, versus the S&P SmallCap 600 Index performance of 22.67%.

vanwagoner.com

During the year, the Van Wagoner Growth Opportunities Fund held select investments in some defensive sectors including energy and industrials, which helped its performance until the fourth quarter when it hurt performance. As a result, the Fund returned only 0.38% in December and -13.64% for the year compared to its benchmark's, the S&P MidCap 400 Index, return of 4.19% in December and 16.48% for the same period.

The Van Wagoner Emerging Growth Fund was heavily invested throughout the technology sector during 2004 with investments in the computer, software, internet and semiconductor industries. Although fourth quarter performance for the Fund was strong at 11.72%, it couldn't make up for the rest of the year's poor performance and ended 2004 returning -16.04%.

We've discussed the poor performance of the Van Wagoner Funds and have dealt with the negatives associated with our underperformance. We have thoroughly reviewed the year in terms of market patterns, trends, sectors/stocks that out/underperformed to really understand how and why the market behaved the way it did. We have learned from the mistakes we made in 2004 and have adjusted our investment strategy to incorporate that learning. We're ready to move forward and talk about the future and what we're doing to try to ensure much better performance in 2005. Looking at the New Year, we see many similarities with the market and economy of 2004. We don't expect the markets to sizzle, but we don't expect to see significant declines either. We have a few goals for the Funds. First, while we will still invest in the technology sector, we would like to broaden our holdings into a variety of sectors - some of which the Funds have not traditionally invested in. Based on the sectors where performance came from in 2004, we feel that a more diversified strategy will benefit the Funds. Second, we will continue the trend we began a year ago, which is to own smaller positions in each individual stock. We will look to hold smaller positions in a range of stocks rather than larger positions in a few stocks.

We are going to spend our time looking for growth companies in a variety of industries. We are actively examining those industries that are outperforming the market. From there, we thoroughly research the companies that make up those industries to find small companies with strong fundamentals that are poised for growth. We think we'll see growth coming out of a variety of small companies in many different industries - from companies that make furniture or handbags to homeland security and entertainment media firms. We're going to work on 'casting a wider net'. One theme we will actively pursue in 2005 is investing in small companies that are in special situations. Although these reasons are all negative, they can translate into opportunity for investors.

We think 2005 will be a much better year for the Van Wagoner Funds. We are actively working with our investments and fine-tuning our strategy to identify great growth companies in a variety of sectors that offer the potential for above average growth. We know 2004 was a rough year and we have made some changes based on what we learned from the market. We believe those changes will help improve performance in 2005. We thank you for your continued support.

Sincerely,

/s/Garrett R. Van Wagoner

Garrett R. Van Wagoner
President and Portfolio Manager
Van Wagoner Capital Management, Inc.

----------
(1) Intel Corp. represented 0% of the Van Wagoner Funds as of 12/31/04.
(2) Cisco Systems Inc. represented 0% of the Van Wagoner Funds as of
    12/31/04.

1-800-228-2121

VAN WAGONER FUNDS PERFORMANCE

SMALL-CAP GROWTH FUND -- Inception Date 12/31/1995

AVERAGE ANNUAL Total Return for the periods ended 12/31/04

     ONE YEAR           FIVE YEAR        SINCE INCEPTION
      (15.79)%           (19.48)%           1.83%

THE PERFORMANCE FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS REFLECT FEE WAIVERS IN EFFECT. IN THE ABSENCE OF FEE WAIVERS, TOTAL RETURN WOULD HAVE BEEN REDUCED. AS OF JANUARY 1, 2004, FEE WAIVERS WERE ELIMINATED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT www.vanwagoner.com

The chart below assumes an initial investment of $10,000 made after the close of business on 12/31/95 (inception date). Returns shown above and in the chart below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Investments made in small capitalization companies involve additional risks including greater volatility and less liquidity.

The S&P SmallCap 600 Index is a capitalization-weighted index that measures the performance of selected U.S. stocks with a small market capitalization. Indexes are unmanaged and investors cannot invest in them.

[CHART]

            SMALL-CAP GROWTH FUND   S&P SMALLCAP 600 INDEX
12/31/95          $ 10,000                  $ 10,000
12/31/96          $ 12,450                  $ 12,130
12/31/97          $  9,990                  $ 15,233
12/31/98          $ 11,300                  $ 15,032
12/31/99          $ 34,790                  $ 16,897
12/31/00          $ 28,447                  $ 18,893
12/31/01          $ 16,857                  $ 20,129
12/31/02          $ 10,169                  $ 17,185
12/31/03          $ 13,979                  $ 23,849
12/31/04          $ 11,773                  $ 29,256

GROWTH OPPORTUNITIES FUND -- Inception Date 3/1/2003

AVERAGE ANNUAL Total Return for the periods ended 12/31/04

           ONE YEAR                SINCE INCEPTION
            (13.64)%                    16.78%

THE PERFORMANCE FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS REFLECT FEE WAIVERS IN EFFECT. IN THE ABSENCE OF FEE WAIVERS, TOTAL RETURN WOULD HAVE BEEN REDUCED. AS OF JANUARY 1, 2004, FEE WAIVERS WERE ELIMINATED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT www.vanwagoner.com

The chart below assumes an initial investment of $10,000 made on 3/1/03 (inception date). Returns shown above and in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. The growth companies in which the Fund invests may be developing or changing. These companies are more sensitive to changes in economic conditions and may be subject to greater volatility.

The S&P MidCap 400 Index is an index of mid-capitalization U.S. stocks that measures the performance of the mid-size company segment of the U.S. market. Indexes are unmanaged and investors cannot invest in them.

[CHART]

            GROWTH OPPORTUNITIES FUND    S&P MIDCAP 400 INDEX
3/1/03              $ 10,000                       $ 10,000
3/31/03             $  9,850                       $ 10,084
6/30/03             $ 12,170                       $ 11,861
9/30/03             $ 13,520                       $ 12,632
12/31/03            $ 15,401                       $ 14,298
3/31/04             $ 15,648                       $ 15,023
6/30/04             $ 15,013                       $ 15,168
9/30/04             $ 12,520                       $ 14,850
12/31/04            $ 13,300                       $ 16,655

EMERGING GROWTH FUND -- Inception Date 12/31/1995

AVERAGE ANNUAL Total Return for the periods ended 12/31/04

     ONE YEAR           FIVE YEAR        SINCE INCEPTION
      (16.04)%           (32.55)%           (5.54)%

THE PERFORMANCE FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS REFLECT FEE WAIVERS IN EFFECT. IN THE ABSENCE OF FEE WAIVERS, TOTAL RETURN WOULD HAVE BEEN REDUCED. AS OF SEPTEMBER 1, 2003, FEE WAIVERS WERE ELIMINATED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT OUR WEBSITE AT www.vanwagoner.com

The chart below assumes an initial investment of $10,000 made after the close of business on 12/31/95 (inception date). Returns shown above and in the chart below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Investments made in small-cap and mid-cap companies which may be in their developmental stage or undergoing significant changes may be subject to greater business risks and more volatility.

The Nasdaq Composite Index is a broad based capitalization weighted index of all Nasdaq National Market & SmallCap stocks. Indexes are unmanaged and investors cannot invest in them.

[CHART]

              EMERGING GROWTH FUND    NASDAQ COMPOSITE INDEX
12/31/95              $ 10,000               $ 10,000
12/31/96              $ 12,690               $ 12,303
12/31/97              $ 10,150               $ 15,028
12/31/98              $ 10,960               $ 21,068
12/31/99              $ 42,870               $ 39,213
12/31/00              $ 33,910               $ 23,850
12/31/01              $ 13,665               $ 18,890
12/31/02              $  4,843               $ 12,990
12/31/03              $  7,129               $ 19,585
12/31/04              $  5,986               $ 21,377

VAN WAGONER FUNDS PORTFOLIO HOLDINGS SUMMARY

SECTOR WEIGHTINGS (UNAUDITED)

As of December 31, 2004, the Van Wagoner Funds' portfolios were invested in the following sectors:

SMALL-CAP GROWTH FUND

COMMON AND PREFERRED STOCKS

  Telecommunications Products                   22.39%
  Technololgy Semiconductors                    21.81
  Technology Software                           13.46
  Health Care Products                          11.10
  Commercial Services                            7.68
  Technology Hardware                            6.04
  Leisure/ Entertainment                         5.33
  Consumer Cyclical                              2.98
  Health Care Services                           1.40
  Transportation                                 1.27
  Aerospace Defense                              1.25
  Industrials                                    1.06
  Telecommunications Services                    1.03
SHORT-TERM INSTRUMENTS                           3.20
                                               ------
TOTAL                                          100.00%

EMERGING GROWTH FUND

COMMON AND PREFERRED STOCKS

  Technology Software                           23.97%
  Telecommunications Products                   21.96
  Technology Semiconducters                     16.56
  Technology Hardware                            8.97
  Commercial Services                            7.99
  Health Care Products                           7.27
  Telecommunications Services                    5.90
  Consumer Cyclical                              2.34
  Health Care Services                           2.00
  Leisure Software                               1.95
  Retirement - Aged Care                         1.09
                                               ------
TOTAL                                          100.00%

GROWTH OPPORTUNITIES FUND

COMMON AND PREFERRED STOCKS

  Technology Software                           21.81%
  Telecommunications Products                   19.19
  Technology Semiconducters                     13.06
  Commercial Services                           10.20
  Health Care Products                           8.19
  Consumer Cyclical                              6.84
  Industrials                                    5.30
  Telecommunications Services                    4.25
  Leisure/ Entertainment                         3.91
  Health Care Services                           1.50
  Transportation                                 1.09
  Finance                                        0.85
  Energy                                         0.77
SHORT-TERM INSTRUMENTS                           3.04
                                               ------
TOTAL                                          100.00%

As a percentage of total investments as of December 31, 2004. Holdings are subject to change.

EXPENSE EXAMPLE

We believe it is important for shareholders to have a clear understanding of Fund expenses and the impact they can have on investment return. The following example is presented to illustrate a shareholder's cost of owning the Van Wagoner Funds.

EXAMPLE
As a shareholder of the Van Wagoner Funds, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. The Funds currently do not charge any transaction costs, such as sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; or exchange fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES
The first line of the table below for each Fund provides information about actual account values and actual expenses. You may use the information in each of these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period in each Fund.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only in each of the Funds. Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DISCLOSURE OF FUND EXPENSES     FOR THE PERIOD JULY 1, 2004 TO DECEMBER 31, 2004

EXPENSE TABLE

                                                        BEGINNING      ENDING                     EXPENSES
                                                         ACCOUNT       ACCOUNT      ANNUALIZED      PAID
                                                          VALUE         VALUE         EXPENSE      DURING
                                                        7/1/2004     12/31/2004        RATIO       PERIOD*
                                                       ----------    ----------     ----------    --------
SMALL-CAP GROWTH FUND

Actual Fund Return                                     $ 1,000.00    $   911.10        2.48%       $ 11.91
Hypothetical 5% Return                                 $ 1,000.00    $ 1,012.67        2.48%       $ 12.55

GROWTH OPPORTUNITIES FUND

Actual Fund Return                                     $ 1,000.00    $   885.90        2.92%       $ 13.84
Hypothetical 5% Return                                 $ 1,000.00    $ 1,010.46        2.92%       $ 14.76

EMERGING GROWTH FUND

Actual Fund Return                                     $ 1,000.00    $   922.30        2.31%       $ 11.16
Hypothetical 5% Return                                 $ 1,000.00    $ 1,013.52        2.31%       $ 11.69

*Expenses are equal to each Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER SMALL-CAP GROWTH FUND DECEMBER 31, 2004

NUMBER
OF SHARES                                                                        VALUE
--------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCKS 96.69%

                 AEROSPACE - DEFENSE 1.25%
         7,500   Armor Holdings, Inc.*                                  $      352,650
                                                                        --------------

                 APPLICATIONS SOFTWARE 2.57%
        25,000   PDF Solutions, Inc.*                                          402,750
        15,000   SERENA Software, Inc.*                                        324,600
                                                                        --------------
                                                                               727,350
                                                                        --------------

                 AUTOMOTIVE - MEDIUM &
                 HEAVY DUTY TRUCKS 1.27%
         7,500   A.S.V., Inc.*                                                 359,250
                                                                        --------------

                 BUSINESS-TO-BUSINESS/
                 E-COMMERCE 1.03%
        17,500   Ariba, Inc.*                                                  290,500
                                                                        --------------

                 CASINO SERVICES 0.61%
        12,500   Alliance Gaming Corp.*                                        172,625
                                                                        --------------

                 CELLULAR
                 TELECOMMUNICATIONS 3.62%
       150,000   Airspan Networks, Inc.*                                       814,500
        25,000   Linktone Ltd. ADR*                                            210,000
                                                                        --------------
                                                                             1,024,500
                                                                        --------------

                 CHEMICALS - SPECIALTY 1.06%
        10,000   Symyx Technologies, Inc.*                                     300,800
                                                                        --------------

                 COMMUNICATIONS SOFTWARE 1.23%
        20,000   SeaChange International, Inc.*                                348,800
                                                                        --------------

                 COMPUTER AIDED DESIGN 1.13%
        10,000   ANSYS, Inc.*                                                  320,600
                                                                        --------------

                 COMPUTER DATA SECURITY 1.57%
        50,000   ActivCard Corp.*                                              445,000
                                                                        --------------

                 COMPUTERS - MEMORY DEVICES 0.89%
             3   DataCore Software Corp.*++                                         --
        15,000   Overland Storage, Inc.*                                       250,350
                                                                        --------------
                                                                               250,350
                                                                        --------------

                 COMPUTERS - VOICE
                 RECOGNITION 1.65%
        35,000   Intervoice, Inc.*                                             467,250
                                                                        --------------

                 DIAGNOSTIC EQUIPMENT 1.11%
        75,000   Orthovita, Inc.*                                       $      314,250
                                                                        --------------

                 E-COMMERCE/PRODUCTS 1.00%
        30,000   Napster, Inc.*                                                282,000
                                                                        --------------

                 ELECTRONIC COMPONENTS -
                 MISCELLANEOUS 3.33%
        40,000   California Micro Devices Corp.*                               283,600
        35,000   Interlink Electronics, Inc.*                                  331,100
       250,000   StockerYale, Inc.*                                            327,500
                                                                        --------------
                                                                               942,200
                                                                        --------------

                 ELECTRONIC COMPONENTS -
                 SEMICONDUCTORS 9.73%
        50,000   ARM Holdings plc ADR                                          308,500
       225,000   EMCORE Corp.*                                                 785,250
       100,000   Mindspeed Technologies, Inc.*                                 278,000
        40,000   PLX Technology, Inc.*                                         416,000
        10,000   PortalPlayer, Inc.*                                           246,800
       250,000   TranSwitch Corp.*                                             385,000
        15,000   Volterra Semiconductor Corp.*                                 332,325
                                                                        --------------
                                                                             2,751,875
                                                                        --------------

                 E-MARKETING/INFORMATION 1.15%
        75,000   24/7 Real Media, Inc.*                                        324,750
                                                                        --------------

                 ENTERPRISE SOFTWARE/SERVICES 3.42%
       175,000   Corio, Inc.*                                                  337,750
        25,000   Epicor Software Corp.*                                        352,250
        50,000   Micromuse, Inc.*                                              277,500
                                                                        --------------
                                                                               967,500
                                                                        --------------

                 E-SERVICES/CONSULTING 2.56%
        17,500   Digital Insight Corp.*                                        322,000
        20,000   Niku Corp.*                                                   403,200
                                                                        --------------
                                                                               725,200
                                                                        --------------

                 HOTELS & MOTELS 0.96%
        30,000   La Quinta Corp.*                                              272,700
                                                                        --------------

                 IDENTIFICATION SYSTEMS/
                 DEVELOPMENT 1.86%
        20,000   Fargo Electronics*                                            299,780
        25,000   Viisage Technology, Inc.*                                     225,250
                                                                        --------------
                                                                               525,030
                                                                        --------------

SEE NOTES TO FINANCIAL STATEMENTS.

NUMBER
OF SHARES                                                                        VALUE
--------------------------------------------------------------------------------------
                 INTERNET APPLICATION SOFTWARE 6.04%
        40,000   CyberSource Corp.*                                     $      286,000
        40,000   Interwoven, Inc.*                                             435,200
       125,000   MatrixOne, Inc.*                                              818,750
        50,000   Tumbleweed Communications Corp.*                              167,000
                                                                        --------------
                                                                             1,706,950
                                                                        --------------

                 INTERNET CONTENT - INFORMATION/
                 NEWS 1.09%
        50,000   iVillage, Inc.*                                               309,000
                                                                        --------------

                 INTERNET INFRASTRUCTURE
                 SOFTWARE 2.51%
        35,000   Opsware, Inc.*                                                256,900
       100,000   Plumtree Software, Inc.*                                      452,000
                                                                        --------------
                                                                               708,900
                                                                        --------------

                 INTERNET SECURITY 1.23%
        15,000   Internet Security Systems, Inc.*                              348,750
                                                                        --------------

                 MEDICAL - BIOMEDICAL/
                 GENETICS 0.48%
        59,800   Athersys, Inc., Series A*++                                    91,362
        28,944   Athersys, Inc., Series F*++                                    44,221
                                                                        --------------
                                                                               135,583
                                                                        --------------

                 MEDICAL INSTRUMENTS 1.41%
        50,000   Natus Medical, Inc.*                                          400,000
                                                                        --------------

                 MEDICAL PRODUCTS 5.20%
       125,750   ATS Medical, Inc.*                                            585,995
        50,000   Caliper Life Sciences, Inc.*                                  376,500
        75,000   Encore Medical Corp.*                                         509,250
                                                                        --------------
                                                                             1,471,745
                                                                        --------------

                 NETWORKING PRODUCTS 3.27%
        30,000   Atheros Communications, Inc.*                                 307,500
        30,000   Extreme Networks, Inc.*                                       196,500
        25,000   Ixia*                                                         420,250
                                                                        --------------
                                                                               924,250
                                                                        --------------

                 PATIENT MONITORING
                 EQUIPMENT 2.88%
        17,500   Aspect Medical Systems, Inc.*                                 428,050
        79,000   Medwave, Inc.*                                                386,310
                                                                        --------------
                                                                               814,360
                                                                        --------------

                 PHYSICAL THERAPY/REHAB CENTERS 1.40%
       130,000   PainCare Holdings, Inc.*                               $      396,500
                                                                        --------------

                 RETAIL - ARTS & CRAFTS 1.02%
        10,000   A.C. Moore Arts & Crafts, Inc.*                               288,100
                                                                        --------------

                 RETAIL - RESTAURANTS 1.00%
         5,000   P.F. Chang's China Bistro, Inc.*                              281,750
                                                                        --------------

                 SEMICONDUCTOR COMPONENTS -
                 INTEGRATED CIRCUITS 5.74%
        35,000   Catalyst Semiconductor, Inc.*                                 192,500
        15,000   Exar Corp.*                                                   212,850
       100,000   TriQuint Semiconductor, Inc.*                                 445,000
       225,000   WJ Communications, Inc.*                                      774,000
                                                                        --------------
                                                                             1,624,350
                                                                        --------------

                 SEMICONDUCTOR EQUIPMENT 2.09%
        50,000   Electroglas, Inc.*                                            237,500
        25,000   Mykrolis Corp.*                                               354,250
                                                                        --------------
                                                                               591,750
                                                                        --------------

                 TELECOMMUNICATION
                 EQUIPMENT 4.46%
        10,000   Comtech Telecommunications Corp.*                             376,100
        40,000   NMS Communications Corp.*                                     252,400
       150,000   Sunrise Telecom, Inc.                                         426,000
        76,100   Terayon Communication
                   Systems, Inc.*                                              206,231
                                                                        --------------
                                                                             1,260,731
                                                                        --------------

                 TELECOMMUNICATION EQUIPMENT -
                 FIBER OPTICS 6.87%
       100,000   Avanex Corp.*                                                 331,000
        30,000   Broadwing Corp.*                                              273,300
        17,500   Essex Corp.*                                                  354,375
        75,000   EXFO Electro-Optical
                   Engineering, Inc.*                                          359,250
       150,000   Finisar Corp.*                                                342,000
        20,000   Newport Corp.*                                                282,000
                                                                        --------------
                                                                             1,941,925
                                                                        --------------

                 TELECOMMUNICATION
                 SERVICES 1.03%
        50,000   LCC International, Inc.*                                      291,500
                                                                        --------------

SEE NOTES TO FINANCIAL STATEMENTS.

NUMBER
OF SHARES                                                                        VALUE
--------------------------------------------------------------------------------------
                 TRANSACTIONAL SOFTWARE 1.28%
        25,000   Bottomline Technologies, Inc.*                         $      362,250
                                                                        --------------

                 WEB PORTALS/INTERNET SERVICE
                 PROVIDERS 1.08%
        20,000   Tom Online, Inc. ADR*                                         305,200
                                                                        --------------

                 WIRELESS EQUIPMENT 3.61%
        25,000   Alvarion Ltd.*                                                332,000
        30,000   Powerwave Technologies, Inc.*                                 254,400
         7,500   SpectraSite, Inc.*                                            434,250
                                                                        --------------
                                                                             1,020,650
                                                                        --------------

                 TOTAL COMMON AND
                 PREFERRED STOCKS
                 (Cost $24,358,065)                                         27,349,424
                                                                        --------------
                                                                                 VALUE
--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 3.19%
                 PNC Bank Money Market Account                          $      902,692
                                                                        --------------
                 TOTAL SHORT-TERM INVESTMENT
                 (Cost $902,692)                                               902,692
                                                                        --------------
                 TOTAL INVESTMENTS 99.88%
                 (Cost $25,260,757)                                         28,252,116

                 Other Assets in
                 Excess of Liabilities 0.12%                                    33,725
                                                                        --------------
NET ASSETS 100.00%                                                      $   28,285,841
                                                                        ==============

*    Non-income producing
ADR  American-Depository Receipt
++ The following investments were purchased in private placement transactions. Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors (see Note 2(a) to the Financial Statements). At December 31, 2004, the value of the Fund's restricted securities was $135,583 or 0.48% of net assets.

SECURITY DESCRIPTION                    DATE OF ACQUISITION          NUMBER OF SHARES               COST
-----------------------------------------------------------------------------------------------------------
Athersys, Inc., Series A                    October 00                    59,800                  $ 747,500
Athersys, Inc., Series F                     March 00                     28,944                  $ 347,328
DataCore Software Corp.                       May 00                           3                  $  23,542

SEE NOTES TO FINANCIAL STATEMENTS.

VAN WAGONER GROWTH OPPORTUNITIES FUND DECEMBER 31, 2004

NUMBER
OF SHARES                                                                        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS 98.95%

                 AIRLINES 1.12%
        12,500   JetBlue Airways Corp.*                                 $      290,250
                                                                        --------------

                 APPLICATIONS SOFTWARE 2.11%
        15,000   Citrix Systems, Inc.*                                         367,950
         5,000   Verint Systems, Inc.*                                         181,650
                                                                        --------------
                                                                               549,600
                                                                        --------------

                 CABLE TV 0.96%
         7,500   EchoStar Communications Corp.*                                249,300
                                                                        --------------

                 CASINO HOTELS 1.40%
         5,000   MGM MIRAGE*                                                   363,700
                                                                        --------------

                 CASINO SERVICES 1.36%
         7,500   Shuffle Master, Inc.*                                         353,250
                                                                        --------------

                 CELLULAR
                 TELECOMMUNICATIONS 3.38%
        12,500   Millicom International Cellular S.A.*                         284,125
        10,000   Nextel Communications, Inc.*                                  300,000
        10,000   Western Wireless Corp.*                                       293,000
                                                                        --------------
                                                                               877,125
                                                                        --------------

                 COMMUNICATIONS SOFTWARE 3.58%
         5,000   Avid Technology, Inc.*                                        308,750
        17,500   Digi International, Inc.*                                     300,825
        20,000   Ulticom, Inc.*                                                320,600
                                                                        --------------
                                                                               930,175
                                                                        --------------

                 COMPUTER AIDED DESIGN 2.92%
        20,000   Autodesk, Inc.                                                759,000
                                                                        --------------

                 COMPUTERS - MEMORY DEVICES 2.32%
        10,000   Network Appliance, Inc.*                                      332,200
        25,000   Western Digital Corp.*                                        271,000
                                                                        --------------
                                                                               603,200
                                                                        --------------

                 DATA PROCESSING/MANAGEMENT 1.65%
        15,000   VERITAS Software Corp.*                                       428,250
                                                                        --------------

                 DECISION SUPPORT SOFTWARE 2.44%
         7,500   Cognos, Inc.*                                                 330,450
        22,500   Wind River Systems, Inc.*                                     304,875
                                                                        --------------
                                                                               635,325
                                                                        --------------

                 DIAGNOSTIC EQUIPMENT 1.06%
        10,000   Cytyc Corp.*                                           $      275,700
                                                                        --------------

                 DISTRIBUTION/WHOLESALE 2.59%
         5,000   CDW Corp.                                                     331,750
         7,500   Tech Data Corp.*                                              340,500
                                                                        --------------
                                                                               672,250
                                                                        --------------

                 E-COMMERCE/SERVICES 1.57%
         3,500   eBay, Inc.*                                                   406,980
                                                                        --------------

                 ELECTRONIC COMPONENTS -
                 SEMICONDUCTORS 4.34%
        17,500   ATI Technologies, Inc.*                                       339,325
         7,500   Broadcom Corp.*                                               242,100
        25,000   PMC-Sierra, Inc.*                                             281,250
         7,500   Silicon Laboratories, Inc.*                                   264,825
                                                                        --------------
                                                                             1,127,500
                                                                        --------------

                 E-MARKETING/INFORMATION 2.33%
        35,000   DoubleClick, Inc.*                                            272,300
        25,000   ValueClick, Inc.*                                             333,250
                                                                        --------------
                                                                               605,550
                                                                        --------------

                 ENTERPRISE SOFTWARE/
                 SERVICES 1.84%
        15,000   Ascential Software Corp.*                                     244,650
         5,000   Hyperion Solutions Corp.*                                     233,100
                                                                        --------------
                                                                               477,750
                                                                        --------------

                 E-SERVICES/CONSULTING 1.46%
         7,500   Websense, Inc.*                                               380,400
                                                                        --------------

                 FINANCE - INVESTMENT BANKER/
                 BROKER 0.86%
        15,000   E*TRADE Financial Corp.*                                      224,250
                                                                        --------------

                 HOTELS & MOTELS 1.57%
         5,000   Four Seasons Hotels, Inc.                                     408,950
                                                                        --------------

                 IDENTIFICATION SYSTEMS/
                 DEVELOPMENT 1.27%
        10,000   Cogent, Inc.*                                                 330,000
                                                                        --------------

SEE NOTES TO FINANCIAL STATEMENTS.

NUMBER
OF SHARES                                                                        VALUE
--------------------------------------------------------------------------------------
                 INTERNET CONTENT -
                 ENTERTAINMENT 1.23%
         7,500   Shanda Interactive
                    Entertainment Ltd. ADR*                             $      318,750
                                                                        --------------

                 INTERNET INFRASTRUCTURE EQUIPMENT 1.17%
         7,500   Avocent Corp.*                                                303,900
                                                                        --------------

                 INTERNET INFRASTRUCTURE SOFTWARE 3.95%
         7,500   F5 Networks, Inc.*                                            365,400
        10,000   RADWARE Ltd.*                                                 261,300
        30,000   TIBCO Software, Inc.*                                         400,200
                                                                        --------------
                                                                             1,026,900
                                                                        --------------

                 INTERNET SECURITY 3.85%
        10,000   CheckFree Corp.*                                              380,800
        12,500   McAfee, Inc.*                                                 361,625
        10,000   Symantec Corp.*                                               257,600
                                                                        --------------
                                                                             1,000,025
                                                                        --------------

                 MACHINERY - CONSTRUCTION &
                 Mining 2.82%
        10,000   Bucyrus International, Inc.                                   406,400
         7,500   Joy Global, Inc.                                              325,725
                                                                        --------------
                                                                               732,125
                                                                        --------------

                 MEDICAL - BIOMEDICAL/
                 GENETICS 3.66%
        10,000   Affymetrix, Inc.*                                             365,500
         5,000   Biogen Idec, Inc.*                                            333,050
        12,500   Nektar Therapeutics*                                          253,000
                                                                        --------------
                                                                               951,550
                                                                        --------------

                 MEDICAL - DRUGS 0.98%
         5,000   Cephalon, Inc.*                                               254,400
                                                                        --------------

                 MEDICAL - GENERIC DRUGS 1.31%
        15,000   Able Laboratories, Inc.*                                      341,250
                                                                        --------------

                 MEDICAL INFORMATION
                 SYSTEMS 1.53%
         7,500   Cerner Corp.*                                                 398,775
                                                                        --------------

                 MEDICAL PRODUCTS 1.34%
         5,000   Henry Schein, Inc.*                                           348,200
                                                                        --------------

                 NETWORKING PRODUCTS 1.27%
        25,000   Foundry Networks, Inc.*                                $      329,000
                                                                        --------------

                 OIL- FIELD SERVICES 0.78%
         5,000   Cal Dive International, Inc.*                                 203,750
                                                                        --------------

                 RETAIL - APPAREL/SHOES 1.36%
         7,500   Abercrombie & Fitch Co.                                       352,125
                                                                        --------------

                 RETAIL - DISCOUNT 0.55%
         5,000   Dollar Tree Stores, Inc.*                                     143,400
                                                                        --------------

                 RETAIL - PET FOOD &
                 SUPPLIES 1.14%
         7,500   PETCO Animal Supplies, Inc.*                                  296,100
                                                                        --------------

                 RETAIL - RESTAURANTS 2.36%
         7,500   Panera Bread Co.*                                             302,400
         5,000   Starbucks Corp.*                                              311,800
                                                                        --------------
                                                                               614,200
                                                                        --------------

                 SEMICONDUCTOR COMPONENTS -
                 INTEGRATED CIRCUITS 2.29%
        10,000   Marvell Technology Group Ltd.*                                354,700
        70,000   WJ Communications, Inc.*                                      240,800
                                                                        --------------
                                                                               595,500
                                                                        --------------

                 SEMICONDUCTOR EQUIPMENT 4.38%
        17,500   ASML Holding N.V.*                                            278,425
        12,500   ATMI Inc.*                                                    281,625
         7,500   Novellus Systems, Inc.*                                       209,175
        10,000   Varian Semiconductor Equipment
                   Associates, Inc.*                                           368,500
                                                                        --------------
                                                                             1,137,725
                                                                        --------------

                 TELECOMMUNICATION
                 EQUIPMENT 8.32%
        20,000   Andrew Corp.*                                                 272,600
        40,000   ARRIS Group, Inc.*                                            281,600
        25,000   AudioCodes Ltd.*                                              415,250
        20,000   Comverse Technology, Inc.*                                    489,000
        25,000   Ditech Communications Corp.*                                  373,750
        10,000   Scientific-Atlanta, Inc.                                      330,100
                                                                        --------------
                                                                             2,162,300
                                                                        --------------

SEE NOTES TO FINANCIAL STATEMENTS.

NUMBER
OF SHARES                                                                        VALUE
--------------------------------------------------------------------------------------
                 TELECOMMUNICATION EQUIPMENT -
                 FIBER OPTICS 2.24%
       100,000   JDS Uniphase Corp.*                                    $      317,000
        65,000   Sycamore Networks, Inc.*                                      263,900
                                                                        --------------
                                                                               580,900
                                                                        --------------

                 WEB HOSTING/DESIGN 1.23%
         7,500   Equinix, Inc.*                                                320,550
                                                                        --------------

                 WEB PORTALS/INTERNET SERVICE
                 PROVIDERS 2.47%
         5,000   NetEase.com, Inc. ADR*                                        264,150
        10,000   Yahoo!, Inc.*                                                 376,800
                                                                        --------------
                                                                               640,950
                                                                        --------------

                 WIRELESS EQUIPMENT 6.59%
        55,000   Alvarion Ltd.*                                                730,400
        20,000   Endwave Corp.*                                                349,000
         7,500   QUALCOMM, Inc.                                                318,000
        10,000   Telefonaktiebolaget LM
                   Ericsson ADR*                                               314,900
                                                                        --------------
                                                                             1,712,300
                                                                        --------------

                 TOTAL COMMON STOCKS
                 (Cost $22,295,674)                                         25,713,180
                                                                        --------------

                                                                                 VALUE
--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 3.11%
                 PNC Bank Money Market Account                          $      807,406
                                                                        --------------
                 TOTAL SHORT-TERM INVESTMENT
                 (Cost $807,406)                                               807,406
                                                                        --------------
                 TOTAL INVESTMENTS 102.06%
                 (Cost $23,103,080)                                         26,520,586

                 Liabilities in Excess of
                 Other Assets (2.06%)                                         (534,155)
                                                                        --------------
NET ASSETS 100.00%                                                      $   25,986,431
                                                                        ==============

*    Non-income producing
ADR  American-Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS.

VAN WAGONER EMERGING GROWTH FUND DECEMBER 31, 2004

NUMBER
OF SHARES                                                                        VALUE
--------------------------------------------------------------------------------------
COMMON AND PREFERRED STOCKS 100.15%

                 APPAREL MANUFACTURERS 0.70%
        20,000   Quiksilver, Inc.*                                      $      595,800
                                                                        --------------
                 APPLICATIONS SOFTWARE 7.93%
       400,000   Actuate Corp.*                                              1,020,000
       300,000   Embarcadero Technologies, Inc.*                             2,823,000
       100,000   MapInfo Corp.*                                              1,198,000
        20,000   Mercury Interactive Corp.*                                    911,000
        50,000   Quest Software, Inc.*                                         797,500
                                                                        --------------
                                                                             6,749,500
                                                                        --------------

                 CASINO HOTELS 0.96%
        15,000   Station Casinos, Inc.*                                        820,200
                                                                        --------------

                 CELLULAR
                 TELECOMMUNICATIONS 4.79%
       750,000   Airspan Networks, Inc.*                                     4,072,500
                                                                        --------------

                 COMMUNICATIONS SOFTWARE 1.81%
       100,000   CallWave, Inc.*                                             1,544,000
                                                                        --------------

                 COMPUTER AIDED DESIGN 0.52%
        75,000   Parametric Technology Corp.*                                  441,750
                                                                        --------------

                 COMPUTERS - INTEGRATED
                 SYSTEMS 2.50%
       125,000   Brocade Communications
                   Systems, Inc.*                                              955,000
        15,000   MICROS Systems, Inc.*                                       1,170,900
                                                                        --------------
                                                                             2,125,900
                                                                        --------------

                 COMPUTERS - MEMORY
                 DEVICES 0.00%
            15   DataCore Software Corp.*++                                         --
                                                                        --------------

                 DECISION SUPPORT SOFTWARE 1.19%
        75,000   Wind River Systems, Inc.*                                   1,016,250
                                                                        --------------

                 E-COMMERCE/SERVICES 3.03%
        25,000   IAC/InterActiveCorp*                                          690,500
        35,000   Monster Worldwide, Inc.*                                    1,177,400
        25,000   Shopping.com Ltd.*                                            706,250
                                                                        --------------
                                                                             2,574,150
                                                                        --------------

                 ELECTRONIC COMPONENTS -
                 MISCELLANEOUS 0.42%
       275,000   StockerYale, Inc.*                                     $      360,250
                                                                        --------------

                 ELECTRONIC COMPONENTS -
                 SEMICONDUCTORS 6.59%
       225,000   Applied Micro Circuits Corp.*                                 947,250
        25,000   Cree, Inc.*                                                 1,002,000
       115,000   MIPS Technologies, Inc*                                     1,132,750
       250,000   ON Semiconductor Corp.*                                     1,135,000
        50,000   Pixelworks, Inc.*                                             567,000
        50,000   Silicon Image, Inc.*                                          823,000
                                                                        --------------
                                                                             5,607,000
                                                                        --------------

                 ELECTRONIC DESIGN
                 AUTOMATION 0.74%
        50,000   Magma Design Automation, Inc.*                                628,000
                                                                        --------------

                 E-MARKETING/INFORMATION 1.71%
        35,000   Digital River, Inc.*                                        1,456,350
                                                                        --------------

                 ENTERPRISE SOFTWARE/
                 SERVICES 6.17%
       750,000   Corio, Inc.*                                                1,447,500
       100,000   Informatica Corp.*                                            812,000
       300,000   Micromuse, Inc.*                                            1,665,000
        35,000   Omnicell, Inc.*                                               385,000
        65,000   Packeteer, Inc.*                                              939,250
                                                                        --------------
                                                                             5,248,750
                                                                        --------------

                 E-SERVICES/CONSULTING 1.14%
        60,000   RightNow Technologies, Inc.*                                  969,000
                                                                        --------------

                 HUMAN RESOURCES 0.92%
        15,000   51job, Inc. ADR*                                              779,550
                                                                        --------------

                 IDENTIFICATION SYSTEMS/
                 DEVELOPMENT 0.65%
        75,000   Identix, Inc.*                                                553,500
                                                                        --------------

                 INTERNET APPLICATION SOFTWARE 6.48%
       400,000   MatrixOne, Inc.*                                            2,620,000
       100,000   S1 Corp.*                                                     906,000
       400,000   Tumbleweed Communications Corp.*                            1,336,000
        50,000   Verity, Inc.*                                                 656,000
                                                                        --------------
                                                                             5,518,000
                                                                        --------------

SEE NOTES TO FINANCIAL STATEMENTS.

NUMBER
OF SHARES                                                                        VALUE
--------------------------------------------------------------------------------------
                 INTERNET CONNECTIVITY
                 SERVICES 1.12%
     1,025,000   Internap Network Services Corp.*                       $      953,250
                                                                        --------------

                 INTERNET CONTENT - INFORMATION/
                 NEWS 0.99%
        75,000   CNET Networks, Inc.*                                          842,250
                                                                        --------------

                 INTERNET INCUBATORS 0.53%
        50,000   Internet Capital Group, Inc.*                                 450,000
                                                                        --------------

                 INTERNET INFRASTRUCTURE
                 SOFTWARE 1.18%
        65,001   Openwave Systems, Inc.*                                     1,004,916
                                                                        --------------

                 INTERNET SECURITY 1.58%
        40,000   VeriSign, Inc.*                                             1,340,800
                                                                        --------------

                 MEDICAL - BIOMEDICAL/
                 GENETICS 0.80%
       316,400   Athersys, Inc., Series A*++                                   483,396
       128,163   Athersys, Inc., Series F*++                                   195,807
                                                                        --------------
                                                                               679,203
                                                                        --------------

                 MEDICAL - DRUGS 0.68%
        50,000   Ligand Pharmaceuticals, Inc.
                   Class B*                                                    582,000
                                                                        --------------

                 MEDICAL INFORMATION
                 SYSTEMS 0.84%
        35,000   Eclipsys Corp.*                                               715,050
                                                                        --------------

                 MEDICAL INSTRUMENTS 0.94%
        25,000   ArthroCare Corp.*                                             801,500
                                                                        --------------

                 MEDICAL PRODUCTS 1.52%
       277,480   ATS Medical, Inc.*                                          1,293,057
                                                                        --------------

                 NETWORKING PRODUCTS 1.60%
        50,000   Juniper Networks, Inc.*                                     1,359,500
                                                                        --------------

                 PATIENT MONITORING
                 EQUIPMENT 1.49%
       260,000   Medwave, Inc.*                                              1,271,400
                                                                        --------------

                 PHYSICAL THERAPY/REHAB
                 CENTERS 1.17%
       325,000   PainCare Holdings, Inc.*                               $      991,250
                                                                        --------------

                 RETAIL - APPAREL/SHOES 0.71%
        22,500   bebe stores, inc.                                             607,050
                                                                        --------------

                 RETAIL - RESTAURANTS 0.93%
        30,000   Applebee's International, Inc.                                793,500
                                                                        --------------

                 RETIREMENT/AGED CARE 1.09%
        20,000   Sunrise Senior Living, Inc.*                                  927,200
                                                                        --------------

                 SEMICONDUCTOR COMPONENTS -
                 INTEGRATED CIRCUITS 5.85%
        50,000   Genesis Microchip, Inc.*                                      811,000
        20,000   SigmaTel, Inc.*                                               710,600
       150,000   Vitesse Semiconductor Corp.*                                  529,500
       850,000   WJ Communications, Inc.*                                    2,924,000
                                                                        --------------
                                                                             4,975,100
                                                                        --------------

                 SEMICONDUCTOR
                 EQUIPMENT 3.73%
        40,000   FormFactor, Inc.*                                           1,085,600
        20,000   KLA-Tencor Corp.*                                             931,600
        40,000   Lam Research Corp.*                                         1,156,400
                                                                        --------------
                                                                             3,173,600
                                                                        --------------

                 SOFTWARE TOOLS 1.04%
        25,000   Altiris, Inc.*                                                885,750
                                                                        --------------

                 TELECOMMUNICATION
                 EQUIPMENT 10.21%
       100,000   AudioCodes Ltd.*                                            1,661,000
        50,000   Comverse Technology, Inc.*                                  1,222,500
       100,000   Ditech Communications Corp.*                                1,495,000
       200,000   Sonus Networks, Inc.*                                       1,146,000
       250,000   Sunrise Telecom, Inc.                                         710,000
       200,000   Symmetricom, Inc.*                                          1,942,000
        25,000   Tekelec*                                                      511,000
                                                                        --------------
                                                                             8,687,500
                                                                        --------------

SEE NOTES TO FINANCIAL STATEMENTS.

NUMBER
OF SHARES                                                                        VALUE
--------------------------------------------------------------------------------------
                 TELECOMMUNICATION EQUIPMENT -
                 FIBER OPTICS 2.66%
       100,000   C-COR, Inc.*                                           $      930,000
       400,000   Ciena Corp.*                                                1,336,000
                                                                        --------------
                                                                             2,266,000
                                                                        --------------

                 THERAPEUTICS 1.84%
        75,000   Abgenix, Inc.*                                                775,500
        17,500   United Therapeutics Corp.*                                    790,125
                                                                        --------------
                                                                             1,565,625
                                                                        --------------

                 WEB HOSTING/DESIGN 1.10%
        30,000   Macromedia, Inc.*                                             933,600
                                                                        --------------

                 WEB PORTALS/INTERNET SERVICE
                 PROVIDERS 2.49%
       100,000   EarthLink, Inc.*                                            1,152,000
         5,000   Google, Inc.*                                                 965,500
                                                                        --------------
                                                                             2,117,500
                                                                        --------------

                 WIRELESS EQUIPMENT 5.81%
       250,000   Alvarion Ltd.*                                         $    3,320,000
        50,000   American Tower Corp.*                                         920,000
        75,000   Wireless Facilities, Inc.*                                    708,000
                                                                        --------------
                                                                             4,948,000
                                                                        --------------

                 TOTAL COMMON AND
                 PREFERRED STOCKS
                 (Cost $75,296,639)                                         85,225,051
                                                                        --------------

                 TOTAL INVESTMENTS 100.15%
                 (Cost $75,296,639)                                         85,225,051

                 Liabilities in Excess of
                 Other Assets (0.15%)                                         (125,458)
                                                                        --------------

NET ASSETS 100.00%                                                      $   85,099,593
                                                                        ==============

*    Non-income producing
++ The following investments were purchased in private placement transactions. Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors (see Note 2(a) to the Financial Statements). At December 31, 2004, the value of the Fund's restricted securities was $679,203 or 0.80% of net assets.

SECURITY DESCRIPTION                    DATE OF ACQUISITION          NUMBER OF SHARES              COST
------------------------------------------------------------------------------------------------------------
Athersys, Inc., Series A                    October 00                   316,400                $ 3,955,000
Athersys, Inc., Series F                     March 00                    128,163                $ 1,537,956
DataCore Software Corp.                       May 00                          15                $   102,646

SEE NOTES TO FINANCIAL STATEMENTS.

                       This page intentionally left blank.

VAN WAGONER FUNDS STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2004

                                                        SMALL-CAP           GROWTH            EMERGING
                                                         GROWTH          OPPORTUNITIES         GROWTH
                                                          FUND               FUND               FUND
ASSETS:
Investments, at value (Cost $25,260,757,
   $23,103,080 and $75,296,639, respectively)        $    28,252,116    $    26,520,586    $    85,225,051
Receivable from brokers                                      115,825                 --            151,672
Receivable for investments sold                            1,810,146          1,856,067          3,088,013
Receivable for fund shares sold                                  324             69,590             13,113
Interest and dividends receivable                              2,568              2,112             18,253
Prepaid expenses and other assets                             53,627             35,835            146,812
                                                     ---------------    ---------------    ---------------
Total Assets                                              30,234,606         28,484,190         88,642,914
                                                     ---------------    ---------------    ---------------

LIABILITIES:
Payable for investments purchased                          1,672,370          1,744,893          2,486,344
Payable for fund shares redeemed                             104,232            551,714            215,630
Payable to custodian                                              --                 --            405,010
Accrued investment advisory fees                              30,406             27,025             87,000
Accrued distribution fees                                     30,724             39,970             82,563
Accrued expenses and other liabilities                       111,033            134,157            266,774
                                                     ---------------    ---------------    ---------------
Total Liabilities                                          1,948,765          2,497,759          3,543,321
                                                     ---------------    ---------------    ---------------
NET ASSETS                                           $    28,285,841    $    25,986,431    $    85,099,593
                                                     ===============    ===============    ===============

NET ASSETS CONSIST OF:
Capital stock                                        $    75,132,434    $    24,024,654    $   590,618,791
Accumulated net realized loss on investments             (49,837,952)        (1,455,729)      (515,447,610)
Net unrealized appreciation on investments                 2,991,359          3,417,506          9,928,412
                                                     ---------------    ---------------    ---------------
Net Assets                                           $    28,285,841    $    25,986,431    $    85,099,593
                                                     ===============    ===============    ===============

CAPITAL STOCK, $0.0001 PAR VALUE
Authorized                                               100,000,000        100,000,000        100,000,000
Issued and outstanding                                     2,730,771          2,331,564         15,921,112

NET ASSET VALUE, REDEMPTION PRICE
AND OFFERING PRICE PER SHARE
(NET ASSETS/SHARES OUTSTANDING)                      $         10.36    $         11.15    $          5.35
                                                     ===============    ===============    ===============

                                              SEE NOTES TO FINANCIAL STATEMENTS.

VAN WAGONER FUNDS STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2004

                                                        SMALL-CAP           GROWTH            EMERGING
                                                         GROWTH          OPPORTUNITIES         GROWTH
                                                          FUND               FUND               FUND
INVESTMENT INCOME:
Interest                                             $         7,462    $         6,547    $        13,171
Dividends                                                     18,897             33,366             90,930
                                                     ---------------    ---------------    ---------------
Total Investment Income                                       26,359             39,913            104,101
                                                     ---------------    ---------------    ---------------

EXPENSES:
Investment advisory fees                                     442,766            391,179          1,253,578
Transfer agent fees and expenses                             155,580            299,802            483,795
Insurance fees                                               113,081             70,586            309,896
Fund accounting and administration fees                       90,000             90,000            102,249
Distribution fees                                             86,789             77,877            248,332
Professional fees                                             69,924             48,311            196,276
Printing and postage fees                                     36,162             28,570            104,926
State registration fees                                       21,266             26,391             24,739
Directors' and officers' fees, salary and expenses            20,833             18,640             60,195
Custody fees                                                   9,820              8,952             15,613
Miscellaneous expenses                                        11,652             12,413             22,480
                                                     ---------------    ---------------    ---------------
Total expenses                                             1,057,873          1,072,721          2,822,079
Expenses paid indirectly by brokers                         (307,430)          (213,052)          (770,819)
                                                     ---------------    ---------------    ---------------
Net Expenses                                                 750,443            859,669          2,051,260
                                                     ---------------    ---------------    ---------------

NET INVESTMENT LOSS                                         (724,084)          (819,756)        (1,947,159)
                                                     ---------------    ---------------    ---------------

REALIZED AND UNREALIZED LOSS:
Net realized loss on investments                          (5,310,058)        (1,406,664)       (17,192,883)
Change in net unrealized appreciation on investments        (742,310)        (2,703,797)          (976,382)
                                                     ---------------    ---------------    ---------------
                                                          (6,052,368)        (4,110,461)       (18,169,265)
                                                     ---------------    ---------------    ---------------

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                            $    (6,776,452)   $    (4,930,217)   $   (20,116,424)
                                                     ===============    ===============    ===============

                                              SEE NOTES TO FINANCIAL STATEMENTS.

VAN WAGONER FUNDS STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         SMALL-CAP GROWTH FUND
                                                                                     YEAR ENDED         YEAR ENDED
                                                                                    DECEMBER 31,       DECEMBER 31,
                                                                                        2004               2003
OPERATIONS:
Net investment loss                                                                $      (724,084)   $      (794,644)
Net realized gain (loss) on investments                                                 (5,310,058)         2,064,785
Net realized loss on short positions                                                            --           (325,913)
Net realized loss on options purchased                                                          --           (292,125)
Change in net unrealized appreciation or depreciation on investments                      (742,310)        12,222,044
                                                                                   ---------------    ---------------
Net increase (decrease) in net assets resulting from operations                         (6,776,452)        12,874,147
                                                                                   ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gain from investment transactions                                                  --                 --
                                                                                   ---------------    ---------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares                                                            13,272,886         42,943,786
Proceeds from reinvestment of distributions                                                     --                 --
Redemption of shares                                                                   (20,506,445)       (51,397,082)
                                                                                   ---------------    ---------------
Net increase (decrease) from share transactions                                         (7,233,559)        (8,453,296)
                                                                                   ---------------    ---------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                                                                       (14,010,011)         4,420,851

NET ASSETS:
Beginning of period                                                                     42,295,852         37,875,001
                                                                                   ---------------    ---------------
End of period                                                                      $    28,285,841    $    42,295,852
                                                                                   ===============    ===============

TRANSACTIONS IN SHARES:
Shares sold                                                                              1,118,099          4,265,467
Shares reinvested                                                                               --                 --
Shares redeemed                                                                         (1,827,822)        (5,062,584)
                                                                                   ---------------    ---------------
Net increase (decrease)                                                                   (709,723)          (797,117)
                                                                                   ===============    ===============

* Commencement of operations was March 1, 2003.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                       GROWTH OPPORTUNITIES FUND
                                                                                     YEAR ENDED        PERIOD ENDED
                                                                                    DECEMBER 31,       DECEMBER 31,
                                                                                        2004               2003*
OPERATIONS:
Net investment loss                                                                $      (819,756)   $      (626,924)
Net realized gain (loss) on investments                                                 (1,406,664)         6,198,407
Net realized loss on short positions                                                            --                 --
Net realized loss on options purchased                                                          --                 --
Change in net unrealized appreciation or depreciation on investments                    (2,703,797)         6,121,303
                                                                                   ---------------    ---------------
Net increase (decrease) in net assets resulting from operations                         (4,930,217)        11,692,786
                                                                                   ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gain from investment transactions                                            (404,925)        (5,256,794)
                                                                                   ---------------    ---------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares                                                             6,734,112         31,169,947
Proceeds from reinvestment of distributions                                                395,646          5,163,347
Redemption of shares                                                                   (12,033,606)        (6,543,865)
                                                                                   ---------------    ---------------
Net increase (decrease) from share transactions                                         (4,903,848)        29,789,429
                                                                                   ---------------    ---------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                                                                       (10,238,990)        36,225,421

NET ASSETS:
Beginning of period                                                                     36,225,421                 --
                                                                                   ---------------    ---------------
End of period                                                                      $    25,986,431    $    36,225,421
                                                                                   ===============    ===============

TRANSACTIONS IN SHARES:
Shares sold                                                                                534,151          2,833,714
Shares reinvested                                                                           35,512            408,493
Shares redeemed                                                                         (1,004,105)          (476,201)
                                                                                   ---------------    ---------------
Net increase (decrease)                                                                   (434,442)         2,766,006
                                                                                   ===============    ===============

                                                                                          EMERGING GROWTH FUND
                                                                                     YEAR ENDED         YEAR ENDED
                                                                                    DECEMBER 31,       DECEMBER 31,
                                                                                        2004               2003
OPERATIONS:
Net investment loss                                                                $    (1,947,159)   $    (2,305,315)
Net realized gain (loss) on investments                                                (17,192,883)       (56,279,707)
Net realized loss on short positions                                                            --               (393)
Net realized loss on options purchased                                                          --         (6,222,858)
Change in net unrealized appreciation or depreciation on investments                      (976,382)       109,467,502
                                                                                   ---------------    ---------------
Net increase (decrease) in net assets resulting from operations                        (20,116,424)        44,659,229
                                                                                   ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gain from investment transactions                                                  --                 --
                                                                                   ---------------    ---------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares                                                            31,122,356        138,788,071
Proceeds from reinvestment of distributions                                                     --                 --
Redemption of shares                                                                   (50,294,011)      (156,618,712)
                                                                                   ---------------    ---------------
Net increase (decrease) from share transactions                                        (19,171,655)       (17,830,641)
                                                                                   ---------------    ---------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                                                                       (39,288,079)        26,828,588

NET ASSETS:
Beginning of period                                                                    124,387,672         97,559,084
                                                                                   ---------------    ---------------
End of period                                                                      $    85,099,593    $   124,387,672
                                                                                   ===============    ===============

TRANSACTIONS IN SHARES:
Shares sold                                                                              5,395,817         28,167,537
Shares reinvested                                                                               --                 --
Shares redeemed                                                                         (9,019,947)       (31,221,806)
                                                                                   ---------------    ---------------
Net increase (decrease)                                                                 (3,624,130)        (3,054,269)
                                                                                   ===============    ===============

                                              SEE NOTES TO FINANCIAL STATEMENTS.

VAN WAGONER FUNDS FINANCIAL HIGHLIGHTS

For a Fund Share Outstanding Throughout the Year

                                                                                     SMALL-CAP GROWTH FUND
                                                                   YEAR         YEAR          YEAR          YEAR          YEAR
                                                                   ENDED        ENDED         ENDED         ENDED         ENDED
                                                                 DEC. 31,     DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                                                   2004         2003          2002          2001          2000
Net Asset Value, Beginning of Year                               $   12.29    $    8.94     $   14.82     $   24.99     $   34.79

INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
Net investment loss                                                  (0.27)       (0.23)        (0.25)        (0.21)        (0.56)
Net realized and unrealized gains
   (losses) on investments                                           (1.66)        3.58         (5.63)        (9.96)        (4.74)
                                                                 ---------    ---------     ---------     ---------     ---------

Total from investment operations                                     (1.93)        3.35         (5.88)       (10.17)        (5.30)
                                                                 ---------    ---------     ---------     ---------     ---------

DISTRIBUTIONS:
Net realized gains                                                      --           --            --            --         (4.50)
                                                                 ---------    ---------     ---------     ---------     ---------

Net Asset Value, End of Year                                     $   10.36    $   12.29     $    8.94     $   14.82     $   24.99
                                                                 =========    =========     =========     =========     =========

Total Return                                                        (15.79)%      37.47%       (39.68)%      (40.74)%      (18.23)%

SUPPLEMENTAL DATA
   AND RATIOS:
Net assets, end of year (000s)                                   $  28,286    $  42,296     $  37,875     $ 103,927     $ 158,591
Ratio of expenses to average net assets:
   Net of waivers and reimbursements and
     expenses paid indirectly by brokers(3)(4)                        2.16%        2.03%         2.00%         1.95%         1.95%
   Net of waivers and reimbursements and
     before fees and expenses paid indirectly by brokers(3)(5)        3.05%        2.39%         2.02%         1.95%         1.95%
   Before waivers and reimbursements and
     expenses paid indirectly by brokers(6)                           3.05%        3.08%         2.76%         2.33%         1.97%
Ratio of net investment loss to average net assets:
   Net of waivers and reimbursements and
     expenses paid indirectly by brokers(3)                          (2.09)%      (1.96)%       (1.86)%       (1.64)%       (1.34)%
   Before waivers and reimbursements and
     expenses paid indirectly by brokers                             (2.98)%      (3.01)%       (2.60)%       (2.02)%       (1.36)%
Portfolio turnover rate                                                225%         575%          540%          219%          170%

(1)  Not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
(3) For the year ended December 31, 2004, no expenses were waived or reimbursed.
(4) Excludes dividends on short sales and includes waivers and reimbursements and reduction of expenses paid indirectly by brokers.
(5) Includes dividends on short sales and waivers and reimbursements and excludes reduction of expenses paid indirectly by brokers.
(6) Includes dividends on short sales and excludes waivers and reimbursements and reduction of expenses paid indirectly by brokers.
(7)  Commencement of operations was March 1, 2003.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

For a Fund Share Outstanding Throughout the Period

                                                                   GROWTH OPPORTUNITIES FUND
                                                                      YEAR         PERIOD
                                                                      ENDED         ENDED
                                                                    DEC. 31,      DEC. 31,
                                                                      2004          2003(7)
Net Asset Value, Beginning of Period                                $   13.10     $   10.00

INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
Net investment loss                                                     (0.35)        (0.23)
Net realized and unrealized gains
   (losses) on investments                                              (1.43)         5.55
                                                                    ---------     ---------

Total from investment operations                                        (1.78)         5.32
                                                                    ---------     ---------

DISTRIBUTIONS:
Net realized gains                                                      (0.17)        (2.22)
                                                                    ---------     ---------

Net Asset Value, End of Period                                      $   11.15     $   13.10
                                                                    =========     =========

Total Return(1)                                                        (13.64)%       54.01%

SUPPLEMENTAL DATA
   AND RATIOS:
Net assets, end of year (000s)                                      $  25,986     $  36,225
Ratio of expenses to average net assets:
   Net of waivers and reimbursements and
     expenses paid indirectly by brokers(2)(3)(4)                        2.76%         2.87%
   Net of waivers and reimbursements and
     before fees and expenses paid indirectly by brokers(2)(3)(5)        3.44%         3.85%
   Before waivers and reimbursements and
     expenses paid indirectly by brokers(2)(6)                           3.44%         4.01%
Ratio of net investment loss to average net assets:
   Net of waivers and reimbursements and
     expenses paid indirectly by brokers(2)(3)                          (2.63)%       (2.81)%
   Before waivers and reimbursements and
     expenses paid indirectly by brokers(2)                             (3.32)%       (3.95)%
Portfolio turnover rate                                                   324%          315%

                                              SEE NOTES TO FINANCIAL STATEMENTS.

For a Fund Share Outstanding Throughout the Year

                                                                                       EMERGING GROWTH FUND
                                                                   YEAR          YEAR          YEAR          YEAR          YEAR
                                                                   ENDED         ENDED         ENDED         ENDED         ENDED
                                                                 DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                                                   2004          2003          2002          2001          2000
Net Asset Value, Beginning of Year                               $    6.36     $    4.32     $   12.19     $   30.25     $   42.86

INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
Net investment loss                                                  (0.12)        (0.12)        (0.15)        (0.22)        (0.69)
Net realized and unrealized gains
   (losses) on investments                                           (0.89)         2.16         (7.72)       (17.84)        (6.94)
                                                                 ---------     ---------     ---------     ---------     ---------

Total from investment operations                                     (1.01)         2.04         (7.87)       (18.06)        (7.63)
                                                                 ---------     ---------     ---------     ---------     ---------

DISTRIBUTIONS:
Net realized gains                                                      --            --            --            --         (4.98)
                                                                 ---------     ---------     ---------     ---------     ---------

Net Asset Value, End of Year                                     $    5.35     $    6.36     $    4.32     $   12.19     $   30.25
                                                                 =========     =========     =========     =========     =========

Total Return                                                        (16.04)%       47.22%       (64.56)%      (59.70)%      (20.90)%

SUPPLEMENTAL DATA
   AND RATIOS:
Net assets, end of year (000s)                                   $  85,100     $ 124,388     $  97,559     $ 362,786     $ 810,499
Ratio of expenses to average net assets:
   Net of waivers and reimbursements and
     expenses paid indirectly by brokers(1)(2)                        2.06%         2.04%         2.00%         1.84%         1.68%
   Net of waivers and reimbursements and
     before fees and expenses paid indirectly(1)(3)                   2.84%         2.36%         2.00%         1.84%         1.68%
   Before waivers and reimbursements and
     expenses paid indirectly by brokers(4)                           2.84%         2.77%         2.31%         1.84%         1.68%
Ratio of net investment loss to average net assets:
   Net of waivers and reimbursements and
     expenses paid indirectly by brokers(1)                          (1.96)%       (2.00)%       (1.96)%       (1.61)%       (1.41)%
   Before waivers and reimbursements and
     expenses paid indirectly by brokers                             (2.74)%       (2.73)%       (2.27)%       (1.61)%       (1.41)%
Portfolio turnover rate                                                223%          359%          289%          131%          197%

(1) For the year ended December 31, 2004, no expenses were waived or reimbursed.
(2) Excludes dividends on short sales andincludes waivers and reimbursements and reduction of expenses paid indirectly by brokers.
(3) Includes dividends on short sales and waivers and reimbursements and excludes reduction of expenses paid indirectly by brokers.
(4) Includes dividends on short sales and excludes waivers and reimbursements and reduction of expenses paid indirectly by brokers.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

VAN WAGONER FUNDS NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     Van Wagoner Funds, Inc. (the "Company") was organized on October 18, 1995 as a Maryland corporation and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Small-Cap Growth Fund, Growth Opportunities Fund, and Emerging Growth Fund (collectively the "Funds") are separate diversified investment portfolios of Van Wagoner Funds, Inc.

     The Small-Cap Growth Fund invests primarily (at least 80% of its total assets) in small companies that the Adviser believes have the potential to be market leaders of the future. A small company is one that has a market capitalization that ranges from the smallest to the largest companies in the S&P SmallCap 600 Index at the time of purchase.

     The Growth Opportunities Fund seeks to invest in common stocks of growth companies that are already recognized as leaders in their industry, but are also known as innovators in their field. The Fund will primarily invest in companies with a market capitalization that ranges from the smallest to the largest companies in the S&P MidCap 400 Index at the time of purchase. The Fund looks for companies that are still growing, usually because of a new, improved or upgraded product, service or business operation.

     The Emerging Growth Fund invests primarily in common stocks of small-cap and mid-cap growth companies with the potential for above average, long-term growth.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Funds in preparation of their financial statements. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     (a) INVESTMENT VALUATION - Securities (including securities sold short) which are traded on a recognized stock exchange are valued at the last current sale price on the securities exchange on which such securities are primarily traded. Securities for which the primary market is the National Association of Securities Dealer's Automated Quotation System ("NASDAQ") are valued at the NASDAQ official closing price. Securities (including securities sold short) traded only on over-the-counter markets are valued on the basis of closing over-the-counter sales prices. Securities for which there were no current sales transactions are valued at the closing bid prices. Securities sold short for which there were no current sales transactions are valued at the closing asked prices. Options written or purchased by the Funds are valued at the last sales price if such sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities, including private equity securities, for which market quotations are not readily available, are valued at their fair value as determined in good faith by the Company's Board of Directors. Private equity securities are initially carried at their original funded cost. Changes in the fair value of these securities are made when, in the judgment of the Company's Board of Directors, evidence of a change in value is readily ascertainable. Among the factors the Company's Board of Directors may consider as evidence of a change of value are fundamental analytical data such as earnings or sales, subsequent financings or stock issuances, and offers to merge or other acquisition offers. In retrospect, fair values so determined may not reflect the prices at which those securities could have been sold during the periods in which the particular fair values were used in determining the Funds' net asset values.

     (b) EXPENSES - The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective average daily net assets.

     (c) OPTION CONTRACTS - The Funds may purchase put options to hedge portfolio investments. Premiums paid for option contracts purchased are included in the Statements of Assets and Liabilities as an asset. When option contracts expire or are closed, realized gains or losses on the options contracts are recognized on the options contracts without regard to any unrealized gains or losses on the underlying securities.

         The Funds may also write (sell) covered call options to hedge portfolio investments. When a Fund sells an option, an amount equal to the premium received by the Fund is included in the Statements of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, a Fund may become obligated during the term of the option to deliver the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain or loss, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received increases the proceeds of the sale of the security, and the Fund realizes a gain or loss from the sale of the underlying security.

     (d) SHORT POSITIONS - When a Fund sells a security short, an amount equal to the sales proceeds is included in the Statements of Assets and Liabilities as an asset and an equal amount as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the security sold short. Subsequent fluctuations in the market prices of securities sold short may cause the liability to differ from that reflected in the Statements of Assets and Liabilities. The Fund is liable for any dividends paid on securities sold short. Dividends on short sales, if any, are included as a component of miscellaneous expense in the Statements of Operations. The Fund maintains assets consisting of cash or liquid securities equal in amount to the liability created by the short sale. These assets are adjusted daily to reflect changes in the value of the securities sold short.

     (e) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain capital accounts as a result of the timing and characterization of certain income and capital gains or losses determined in accordance with federal income tax regulations, which may differ from GAAP.

         Accordingly, at December 31, 2004, reclassifications were recorded to decrease capital stock by $724,084, $819,756 and $1,947,159 as a result of net investment losses by the Small-Cap Growth, Growth Opportunities and Emerging Growth Funds, respectively. Results of operations and net assets were not affected by these reclassifications.

     (f) BROKERAGE SERVICE AND OTHER ARRANGEMENTS - Van Wagoner Capital Management, Inc. (the "Adviser") places security trades with designated brokers who have agreed to pay certain custody, transfer agency or other operating expenses through the use of Brokerage Service Arrangements on behalf of the Small-Cap Growth, Growth Opportunities and Emerging Growth Funds. The amount of expenses paid through Brokerage Service Arrangements for the year ended December 31, 2004 was $307,430, $213,052, and $770,819 in the Small-Cap Growth, Growth Opportunities and Emerging Growth Funds, respectively.

     (g) OTHER - Investment transactions are accounted for on a trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3.   FEDERAL INCOME TAXES

     Each Fund intends to comply with the requirements of Subcharter M of the Internal Revenue Code necessary to continue to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders, which will be sufficient to relieve it from all or substantially all federal income taxes.

     The Funds intend to retain capital gains that may be offset against available capital loss carryforwards for Federal income tax purposes. For Federal income tax purposes, the Funds had capital loss carryforwards at December 31, 2004 as follows:

DATE OF      SMALL-CAP       GROWTH        EMERGING
EXPIRATION    GROWTH      OPPORTUNITIES     GROWTH
------------------------------------------------------
   2009     $         --  $          --  $ 239,446,921
   2010       24,978,726             --    174,822,268
   2011       19,406,798             --     73,869,977
   2012        5,158,565      1,223,144     23,566,789
            ------------  -------------  -------------
   Total    $ 49,544,089  $   1,223,144  $ 511,705,955
            ============  =============  =============

     As of December 31, 2004, the Emerging Growth Fund had $470,873 of post-October 2004 capital losses, which are deferred until 2005 for federal tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

     The cost of securities on a federal tax basis at December 31, 2004 for the Small-Cap Growth, Growth Opportunities and Emerging Growth Funds was $25,554,620, $23,335,665 and $78,567,421, respectively.

     The tax character of distributions paid during the year ended December 31, 2004 was as follows:

                                            GROWTH
                                         OPPORTUNITIES
                                         -------------
Ordinary income (inclusive of
  short-term capital gains)              $     404,925

     At December 31, 2004, gross unrealized appreciation and depreciation on investments for Federal income tax purposes were as follows:

                                             NET UNREALIZED
                UNREALIZED     UNREALIZED     APPRECIATION
FUND           APPRECIATION  (DEPRECIATION)  ON INVESTMENTS
-----------------------------------------------------------
SMALL-CAP
GROWTH         $  3,985,945  $   (1,288,449) $    2,697,496

GROWTH
OPPORTUNITIES     3,266,505         (81,584)      3,184,921

EMERGING
GROWTH           12,439,544      (5,781,914)      6,657,630

     The book basis and tax basis of net unrealized appreciation (depreciation) on investments differs primarily as a result of the tax deferral of losses on wash sales.

     At December 31, 2004, the components of accumulated earnings/deficit on a tax basis were as follows:

                                ACCUMULATED        TOTAL
               NET UNREALIZED   CAPITAL AND     ACCUMULATED
                APPRECIATION    OTHER GAINS/     EARNINGS/
FUND           ON INVESTMENTS     LOSSES          DEFICIT
------------------------------------------------------------
SMALL-CAP
GROWTH         $    2,697,496  $(49,544,089)   $ (46,846,593)

GROWTH
OPPORTUNITIES       3,184,921    (1,223,144)       1,961,777

EMERGING
GROWTH              6,657,630   (512,176,828)   (505,519,198)

     The components of accumulated earnings/deficit on a tax basis differ from book basis primarily as a result of wash sales, post-October losses and capital loss carryforward.

4.   INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS

     Each Fund has an agreement with Van Wagoner Capital Management, Inc., the Adviser, to furnish investment advisory services to the Funds. Effective March 1, 2003, the commencement of operations of the Growth Opportunities Fund, and September 1, 2003, for the Small-Cap Growth and Emerging Growth Funds, under the terms of each agreement, the Adviser is compensated at a basic fee of 1.25% of average daily net assets for the performance period for each of the Funds. The basic fee may be adjusted upward or downward (by up to 0.25% of the Fund's average daily net assets for the performance period), depending on whether and to what extent the investment performance of the Fund, for the relevant performance period, exceeds or is exceeded by, the performance of the benchmark over the same period. The benchmark for the Small-Cap Growth

     Fund and the Emerging Growth Fund is the Lipper Small-Cap Growth Funds Index. The Lipper Small-Cap Growth Funds Index is an equal dollar weighted index consisting of the largest mutual funds within the small-cap growth fund classification, as defined by Lipper, Inc. The benchmark for the Growth Opportunities Fund is the Lipper Mid-Cap Growth Funds Index. The Lipper Mid-Cap Growth Funds Index is an equal dollar weighted index of the largest mutual funds in the mid-cap growth fund classification, as defined by Lipper, Inc. Each 0.10% of difference of each Fund's performance compared to the performance of its benchmark is multiplied by a performance adjustment of 0.025%, up to a maximum adjustment of 0.25% (as an annual rate). The performance period consists of the prior 36 calendar months, and is also referred to as a rolling 36-month period. Until each Fund has operated for 36 months under this agreement, it will make performance adjustments to the basic fee after the Fund has operated for 12 months under this agreement, and will use a rolling 12-month performance period. After the Fund has operated for 24 months under this agreement, it will switch to a rolling 24-month performance period. The performance fee adjustment for the year ended December 31, 2004 caused the advisory fee to decrease $31,724, $27,026 and $90,467 for the Small-Cap Growth, Growth Opportunities and Emerging Growth Funds, respectively.

     During 2004, certain directors and officers of the Funds were also officers of the Adviser. Effective January 1, 2005, there continues to be one officer of the Funds who is also an officer of the Adviser. The Funds do not compensate their officers who are officers of the Adviser. During 2004, the Funds made no payments to their directors and officers except for directors' fees paid to or accrued for independent directors and the compensation paid to or accrued for the Funds' Chief Compliance Officer. Certain officers and employees of the Adviser have interests in related partnerships that have investments in private equity securities, which are also held by the Funds.

     On August 26, 2004, the Adviser and the Adviser's president consented to the entry of an administrative order issued by the Securities and Exchange Commission. Pursuant to the order, the Adviser's president agreed to (i) resign his positions as director and officer of the Company; (ii) abstain from being responsible for making recommendations concerning the valuation of private equity securities; and (iii) recommend to the Company's Board of Directors that it add two independent directors. The order also provided for monetary penalties paid by the Adviser and additional undertakings.

     PFPC Inc. ("PFPC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., provides the Funds with administrative services pursuant to an administration agreement. The services include the day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Company's arrangements with its custodian and assistance in the preparation of the Company's registration statements under federal and state laws.

5.   SERVICE AND DISTRIBUTION PLAN

     The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of each Fund's average daily net assets.

6.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended December 31, 2004, were as follows:

     FUND                 PURCHASES         SALES
     -----------------------------------------------
     SMALL-CAP
     GROWTH            $  75,869,298    $  83,502,267

     GROWTH
     OPPORTUNITIES       101,954,910      107,005,544

     EMERGING
     GROWTH              217,416,953      235,373,760

7.   CONTINGENCIES

     (a) LEGAL MATTERS - In 2001, the Company, the Adviser, and others (including past and present directors) were named as defendants in several purported class action lawsuits alleging, among other things, violations of federal securities laws. The lawsuits were consolidated into a single action and a consolidated amended complaint was filed in July 2003. In September 2003, the defendants filed a motion to dismiss the consolidated amended complaint and lead plaintiffs subsequently filed an opposition to the motion. In July 2004, the Court granted the defendants' motion to dismiss but gave the plaintiffs leave to file an amended complaint. After the Court's order and before the plaintiffs filed an amended complaint, the Company, the Adviser and certain other defendants, without admitting any liability, entered into a settlement with the alleged class whereby the Funds and the Adviser are to make certain corporate governance changes and the Adviser is to pay the plaintiff's attorneys fees and costs of class notice in exchange for dismissal of the class action lawsuit and complete release of liability. The Court has set a hearing date in March 2005 for a motion seeking preliminary approval of the settlement. If granted, notice of the settlement will be provided to the purported class and a hearing on final approval of the settlement will be held. After the settlement was reached, the plaintiffs filed a further amended complaint against all defendants. All parties involved in the settlement agreed not to respond to the further amended complaint until after the Court considers the settlement. If for any reason the settlement is not approved, the Company and the Adviser intend to vigorously contest the lawsuits. The Company believes that the outcome of the legal actions will not have a material adverse effect on the results of operations or net asset values of the Funds.

     (b) INDEMNIFICATION ARRANGEMENTS - In the normal course of business, the Funds enter into contracts that provide for general indemnifications to the counterparties to those contracts. During 2004, the Small-Cap Growth Fund and Emerging Growth Fund paid $8,788 and $24,708, respectively. The Funds' maximum exposure under these arrangements is dependent upon claims that may be made against the Funds in the future and, therefore, cannot be estimated. The Company believes that the outcome of these arrangements will not have a material adverse effect on the results of operations or net asset values of the Funds.

VAN WAGONER FUNDS REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS VAN WAGONER FUNDS, INC.

We have audited the accompanying statements of assets and liabilities of the Van Wagoner Small-Cap Growth Fund, Van Wagoner Growth Opportunities Fund and Van Wagoner Emerging Growth Fund (the Funds), including the schedules of investments, as of December 31, 2004, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Wagoner Small-Cap Growth Fund, Van Wagoner Growth Opportunities Fund and Van Wagoner Emerging Growth Fund at December 31, 2004, and the results of their operations, changes in their net assets, and the financial highlights for each the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                    /s/ Ernst & Young LLP

Chicago, Illinois
February 4, 2005

VAN WAGONER FUNDS DIRECTORS & OFFICERS

                                                                                             NUMBER OF
                                                                        PRINCIPAL          PORTFOLIOS IN        OTHER
                              POSITION(S)      TERM OF OFFICE         OCCUPATION(S)           COMPLEX       DIRECTORSHIPS
                               HELD WITH       AND LENGTH OF             DURING             OVERSEEN BY        HELD BY
NAME, ADDRESS, AND AGE           FUND           TIME SERVED           PAST 5 YEARS            DIRECTOR         DIRECTOR
---------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:

Larry P. Arnold                Director       Indefinite,until      Private Investor;            6               None
755 Sansome Street                               successor         Retired Founder and
Suite 350                                         elected           Managing General
San Francisco, CA 94111                                            Partner of Wessels
Age:61                                           Served as          Arnold & Henderson
                                               Director since         (a securities
                                               December 1995         broker/dealer)

Kurt B. Grutzmacher            Director       Indefinite,until    Portfolio Manager for          6               None
755 Sansome Street                               successor              Westcliff
Suite 350                                         elected          Capital Management,
San Francisco, CA 94111                                                 LLC since
Age: 46                                          Served as           September 1998;
                                               Director since     Institutional Equity
                                                February 2002       Sales Trader for
                                                                 Prudential Securities,
                                                                   Inc. prior thereto

OFFICERS:

Elyce D. Dilworth             President,     Indefinite, until      Chief Compliance            Not              Not
755 Sansome Street            Treasurer,         successor        Officer of the Funds       applicable       applicable
Suite 350                    Secretary and        elected            since June 2004;
San Francisco, CA 94111          Chief                            Senior Vice President
Age: 38                       Compliance      Served as Chief          of UMB Fund
                                Officer          Compliance       Services,Inc. (2002 -
                                               Officer since      2003); Vice President
                                                 June 2004.            of UMB Fund
                                                 Served as         Services,Inc. prior
                                                 President,              thereto
                                               Treasurer and
                                              Secretary since
                                               December 2004

Peter R. Kris                    Vice        Indefinite, until      Vice President of           Not              Not
755 Sansome Street             President         successor             VWCM since            applicable       applicable
Suite 350                                         elected             February 1996
San Francisco, CA 94111
Age: 39                                        Served as Vice
                                              President since
                                               February 1996

Additional information about the Funds' directors is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-800-228-2121.

VAN WAGONER FUNDS ADDITIONAL INFORMATION FOR SHAREHOLDERS

PROXY VOTING POLICY AND VOTING RECORD

     Van Wagoner Capital Management, Inc., the Funds' Adviser, is responsible for exercising the voting rights associated with the securities held by the Funds. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling 1-800-228-2121. It is also available on the SEC's website at www.sec.gov.

     In addition, each Funds' complete proxy voting record for the 12 months ended June 30, 2004 is available without charge, upon request, by calling toll free 1-800-228-2121. It is also available on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

     The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of the fiscal quarter. The Funds' Form N-Q is available on the SEC's website at www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds' Form N-Q is available, without charge, upon request, by calling toll free 1-800-228-2121.

QUALIFIED DIVIDEND INCOME

     Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the following percentage of ordinary dividends paid during the year ended December 31, 2004, are designated as "qualified dividend income", as defined in the Act, subject to reduced tax rates in 2004:

                                          QUALIFIED
                                          DIVIDEND
   FUND                                  PERCENTAGE
   -------------------------------------------------
   GROWTH
   OPPORTUNITIES                            0.00%

[VANWAGONER FUNDS LOGO]

Please mail correspondence to:

Van Wagoner Funds
P.O. Box 9682
Providence, RI 02940-9682

Express mail or overnight deliveries should be sent to:

Van Wagoner Funds
101 Sabin Street
Pawtucket, RI 02860

vanwagoner.com

1-800-228-2121


ADDRESS SERVICE REQUESTED


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                                                                   VW408O   0204

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

[GRAPHIC]

ANNUAL REPORT
DECEMBER 31, 2004

POST-VENTURE FUND*
MID-CAP GROWTH FUND*
TECHNOLOGY FUND*
(*IN LIQUIDATION)

[VANWAGONER FUNDS LOGO]

          This report is submitted for the general information of shareholders of Van Wagoner Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds. The Prospectus gives details about charges, investment objectives, risks and operating policies of the Funds. Read the Prospectus carefully.

VAN WAGONER FUNDS ANNUAL REPORT (IN LIQUIDATION)

DEAR SHAREHOLDER:

AN IMPORTANT REMINDER...

THE VAN WAGONER POST-VENTURE, MID-CAP GROWTH AND TECHNOLOGY FUNDS ARE LIQUIDATING AND NO LONGER ACCEPTING NEW INVESTMENTS.

We appreciate your investment with the Van Wagoner Funds and want to take a moment to remind you that the Van Wagoner Fund(s) that you are currently invested in is in the process of liquidating and is not actively invested in the stock market.

The Board of Directors of the Van Wagoner Funds, Inc. decided to liquidate each of the Post-Venture Fund, the Mid-Cap Growth Fund and the Technology Fund (the "Liquidating Funds") in March 2003. Accordingly each of the Liquidating Funds has been liquidating its investments in an orderly fashion and investing the proceeds in high quality short-term money market instruments. The Liquidating Funds will not be able to achieve their investment objective of capital appreciation to the extent they invest in money market instruments since these securities earn interest, but do not appreciate in value. The interest earned on these money market instruments by each of the Liquidating Funds is substantially less than the expenses of the Liquidating Funds. This is expected to continue in the future.

As a current shareholder in these Funds, in order to participate in the stock market, you have two options available to you:

1) Transfer your existing investment into one of the open Van Wagoner Funds--Emerging Growth, Small-Cap Growth or Growth Opportunities.

2) Redeem your account.

We appreciate your patronage.

Sincerely,

/s/ Elyce Dilworth

Elyce Dilworth
President
Van Wagoner Funds, Inc.

vanwagoner.com

VAN WAGONER FUNDS PERFORMANCE

POST-VENTURE FUND (IN LIQUIDATION) -- Inception Date 12/31/1996

AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/04

        ONE YEAR           FIVE YEAR         SINCE INCEPTION
         (2.37)%            (40.28)%             (13.64)%

THE PERFORMANCE FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS REFLECT FEE WAIVERS IN EFFECT. IN THE ABSENCE OF FEE WAIVERS, TOTAL RETURN WOULD HAVE BEEN REDUCED. AS OF JANUARY 1, 2004, FEE WAIVERS WERE ELIMINATED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL US AT 1-800-228-2121.

The chart below assumes an initial investment of $10,000 made after the close of business on 12/31/96 (inception date). Returns shown above and in the chart below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

The Nasdaq Composite Index is a broad based capitalization weighted index of all Nasdaq National Market & SmallCap stocks. Indexes are unmanaged and investors cannot invest in them.

[CHART]

                POST-VENTURE FUND       NASDAQ COMPOSITE INDEX
12/31/96               $   10,000                    $  10,000
12/31/97               $    8,780                    $  12,215
12/31/98               $   12,080                    $  17,124
12/31/99               $   40,736                    $  31,872
12/31/2000             $   28,388                    $  19,385
12/31/2001             $   10,747                    $  15,354
12/31/2002             $    3,511                    $  10,558
12/31/2003             $    3,169                    $  15,918
12/31/2004             $    3,094                    $  17,375

1-800-228-2121

MID-CAP GROWTH FUND (IN LIQUIDATION) -- Inception Date 12/31/1995

AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/04

        ONE YEAR           FIVE YEAR         SINCE INCEPTION
         (2.45)%            (34.53)%             (11.32)%

THE PERFORMANCE FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS REFLECT FEE WAIVERS IN EFFECT. IN THE ABSENCE OF FEE WAIVERS, TOTAL RETURN WOULD HAVE BEEN REDUCED. AS OF JANUARY 1, 2004, FEE WAIVERS WERE ELIMINATED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL US AT 1-800-228-2121.

The chart below assumes an initial investment of $10,000 made after the close of business on 12/31/95 (inception date). Returns shown above and in the chart below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

The S&P MidCap 400 Index is an index of mid-capitalization U.S. stocks that measures the performance of the mid-size company segment of the U.S. market. Indexes are unmanaged and investors cannot invest in them.

[CHART]

                MID-CAP GROWTH FUND     S&P MIDCAP 400 INDEX
12/31/95                 $   10,000               $   10,000
12/31/96                 $   12,390               $   11,922
12/31/97                 $   10,670               $   15,765
12/31/98                 $   12,430               $   18,774
12/31/99                 $   28,202               $   21,533
12/31/2000               $   21,635               $   25,303
12/31/2001               $    7,276               $   25,152
12/31/2002               $    3,649               $   21,501
12/31/2003               $    3,478               $   29,140
12/31/2004               $    3,393               $   33,942

TECHNOLOGY FUND (IN LIQUIDATION) -- Inception Date 12/31/1997

AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/04

        ONE YEAR           FIVE YEAR         SINCE INCEPTION
          (2.76)%           (38.98)%             (9.24)%

THE PERFORMANCE FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS REFLECT FEE WAIVERS IN EFFECT. IN THE ABSENCE OF FEE WAIVERS, TOTAL RETURN WOULD HAVE BEEN REDUCED. AS OF JANUARY 1, 2004, FEE WAIVERS WERE ELIMINATED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL US AT 1-800-228-2121.

The chart below assumes an initial investment of $10,000 made after the close of business on 12/31/97 (inception date). Returns shown above and in the chart below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

The Morgan Stanley High-Technology 35 Index is an equal dollar-weighted index of 35 stocks from 9 technology subsectors: computer services, design software, server software, PC software and new media, networking and telecommunications equipment, server hardware, PC hardware and peripherals, specialized systems and semiconductors.

The S&P 500 Composite Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighed toward stocks with large market capitalization and represents approximately two-thirds of the total market value of all domestic common stocks. Indexes are unmanaged and investors cannot invest in them.

[CHART]

            TECHNOLOGY FUND    MORGAN STANLEY HIGH TECHNOLOGY 35 INDEX    S&P 500 COMPOSITE STOCK INDEX
12/31/97        $    10,000                                $    10,000                      $    10,000
12/31/98        $    18,510                                $    19,600                      $    12,858
12/31/99        $    59,927                                $    41,387                      $    15,564
12/31/00        $    43,070                                $    30,080                      $    14,147
12/31/01        $    16,397                                $    22,886                      $    12,467
12/31/02        $     5,606                                $    13,020                      $     9,712
12/31/03        $     5,215                                $    21,609                      $    12,498
12/31/04        $     5,071                                $    23,134                      $    13,857

VAN WAGONER FUNDS PORTFOLIO HOLDINGS SUMMARY

SECTOR WEIGHTINGS (UNAUDITED)

As of December 31, 2004, the Van Wagoner Funds' portfolios were invested in the following sectors:

POST-VENTURE FUND

COMMON AND PREFERRED STOCKS                                                10.74%
SHORT-TERM INSTRUMENTS                                                     89.26
                                                                          ------
TOTAL                                                                     100.00%

MID-CAP GROWTH FUND

COMMON AND PREFERRED STOCKS                                                 5.38%
SHORT-TERM INSTRUMENTS                                                     94.62
                                                                          ------
TOTAL                                                                     100.00%

TECHNOLOGY FUND

COMMON AND PREFERRED STOCKS                                                10.31%
SHORT-TERM INSTRUMENTS                                                     89.69
                                                                          ------
TOTAL                                                                     100.00%

As a percentage of total investments as of December 31, 2004. Holdings are subject to change.

VAN WAGONER FUNDS EXPENSES

EXPENSES EXAMPLE

We believe it is important for shareholders to have a clear understanding of Fund expenses and the impact they can have on investment return. The following example is presented to illustrate a shareholder's cost of owning the Van Wagoner Funds.

EXAMPLE
As a shareholder of the Van Wagoner Funds, you incur ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. The Funds currently do not charge any transaction costs, such as sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; or exchange fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES
The first line of the table below for each Fund provides information about actual account values and actual expenses. You may use the information in each of these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period in each Fund.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only in each of the Funds. Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DISCLOSURE OF FUND EXPENSES     FOR THE PERIOD JULY 1, 2004 TO DECEMBER 31, 2004

EXPENSE TABLE

                             BEGINNING      ENDING                    EXPENSES
                              ACCOUNT       ACCOUNT    ANNUALIZED       PAID
                               VALUE         VALUE       EXPENSE       DURING
                              7/1/2004    12/31/2004     RATIO         PERIOD*
                             ----------   ----------   ----------    ----------
POST-VENTURE FUND
Actual Fund Return           $ 1,000.00   $ 1,047.10         4.33%      $    22.28
Hypothetical 5% Return       $ 1,000.00   $ 1,003.37         4.33%      $    21.80

MID-CAP GROWTH FUND
Actual Fund Return           $ 1,000.00   $ 1,019.20         4.15%      $    21.06
Hypothetical 5% Return       $ 1,000.00   $ 1,004.27         4.15%      $    20.91

TECHNOLOGY FUND
Actual Fund Return           $ 1,000.00   $ 1,042.30         4.63%      $    22.77
Hypothetical 5% Return       $ 1,000.00   $ 1,001.86         4.63%      $    23.30

*Expenses are equal to each Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

VAN WAGONER FUNDS SCHEDULE OF INVESTMENTS

VAN WAGONER POST-VENTURE FUND DECEMBER 31, 2004 (IN LIQUIDATION)

NUMBER
OF SHARES                                                      VALUE
--------------------------------------------------------------------
COMMON AND PREFERRED STOCKS 10.91%

             COMPUTERS - MEMORY DEVICES 0.00%
       162   DataCore Software Corp.*++              $            --
                                                     ---------------
             MEDICAL - BIOMEDICAL/GENETICS 10.91%
   253,300   Athersys, Inc., Series A*++                     386,992
    69,219   Athersys, Inc., Series F*++                     105,753
                                                     ---------------
                                                             492,745
                                                     ---------------
             TOTAL COMMON AND PREFERRED STOCKS
             (Cost $5,110,962)                               492,745
                                                     ---------------

                                                               VALUE
--------------------------------------------------------------------
SHORT-TERM INVESTMENT 90.70%

             PNC Bank Money Market Account           $     4,097,234
                                                     ---------------
             TOTAL SHORT-TERM INVESTMENT
             (Cost $4,097,234)                             4,097,234
                                                     ---------------
             TOTAL INVESTMENTS 101.61%
             (Cost $9,208,196)                             4,589,979

             Liabilities in Excess of Other
             Assets (1.61%)                                  (72,738)
                                                     ---------------
NET ASSETS 100.00%                                   $     4,517,241
                                                     ===============

*   Non-income producing
++ The following investments were purchased in private placement transactions. Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors (see Note 2(a) to the Financial Statements). At December 31, 2004, the value of the Fund's restricted securities was $492,745 or 10.91% of net assets.

SECURITY DESCRIPTION           DATE OF ACQUISITION     NUMBER OF SHARES          COST
------------------------------------------------------------------------------------------
Athersys, Inc., Series A            October 00                  253,300     $    3,166,250
Athersys, Inc., Series F             March 00                    69,219     $      830,628
DataCore Software Corp.               May 00                        162     $    1,114,084

SEE NOTES TO FINANCIAL STATEMENTS.

VAN WAGONER MID-CAP GROWTH FUND DECEMBER 31, 2004 (IN LIQUIDATION)

NUMBER
OF SHARES                                                      VALUE
--------------------------------------------------------------------
COMMON AND PREFERRED STOCKS 5.49%

             COMPUTERS - MEMORY DEVICES 0.00%
       155   DataCore Software Corp.*++              $            --
                                                     ---------------
             MEDICAL - BIOMEDICAL/GENETICS 5.49%
   106,900   Athersys, Inc., Series A*++                     163,322
                                                     ---------------
             TOTAL COMMON AND PREFERRED STOCKS
             (Cost $2,403,128)                               163,322
                                                     ---------------

                                                               VALUE
--------------------------------------------------------------------
SHORT-TERM INVESTMENT 96.54%

             PNC Bank Money Market Account           $     2,869,876
                                                     ---------------
             TOTAL SHORT-TERM INVESTMENT
             (Cost $2,869,876)                             2,869,876
                                                     ---------------
             TOTAL INVESTMENTS 102.03%
             (Cost $5,273,004)                             3,033,198

             Liabilities in Excess of Other
             Assets (2.03%)                                  (60,399)
                                                     ---------------
NET ASSETS 100.00%                                   $     2,972,799
                                                     ===============

*   Non-income producing
++ The following investments were purchased in private placement transactions. Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors (see Note 2(a) to the Financial Statements). At December 31, 2004, the value of the Fund's restricted securities was $163,322 or 5.49% of net assets.

SECURITY DESCRIPTION           DATE OF ACQUISITION     NUMBER OF SHARES         COST
------------------------------------------------------------------------------------------
Athersys, Inc., Series A            October 00                  106,900     $    1,336,250
DataCore Software Corp.               May 00                        155     $    1,066,878

SEE NOTES TO FINANCIAL STATEMENTS.

VAN WAGONER TECHNOLOGY FUND DECEMBER 31, 2004 (IN LIQUIDATION)

NUMBER
OF SHARES                                                      VALUE
--------------------------------------------------------------------
COMMON AND PREFERRED STOCKS 10.48%

             COMPUTERS - MEMORY DEVICES 0.00%
       160   DataCore Software Corp.*++              $            --
                                                     ---------------
             MEDICAL - BIOMEDICAL/GENETICS 10.48%
   216,900   Athersys, Inc., Series A*++                     331,380
    64,276   Athersys, Inc., Series F*++                      98,201
                                                     ---------------
                                                             429,581
                                                     ---------------
             TOTAL COMMON AND PREFERRED STOCKS
             (Cost $4,587,416)                               429,581
                                                     ---------------

                                                               VALUE
--------------------------------------------------------------------
SHORT-TERM INVESTMENT 91.19%

             PNC Bank Money Market Account           $     3,738,489
                                                     ---------------
             TOTAL SHORT-TERM INVESTMENT
             (Cost $3,738,489)                             3,738,489
                                                     ---------------
             TOTAL INVESTMENTS 101.67%
             (Cost $8,325,905)                             4,168,070

             Liabilities in Excess of
             Other Assets (1.67%)                            (68,602)
                                                     ---------------
NET ASSETS 100.00%                                   $     4,099,468
                                                     ===============

*   Non-income producing
++ The following investments were purchased in private placement transactions. Resale to the public may require registration or may be limited due to certain restrictions. These securities are valued at their fair value under procedures approved by the Board of Directors (see Note 2(a) to the Financial Statements). At December 31, 2004, the value of the Fund's restricted securities was $429,581 or 10.48% of net assets.

SECURITY DESCRIPTION           DATE OF ACQUISITION     NUMBER OF SHARES          COST
------------------------------------------------------------------------------------------
Athersys, Inc., Series A            October 00                  216,900     $    2,711,250
Athersys, Inc., Series F             March 00                    64,276     $      771,312
DataCore Software Corp.               May 00                        160     $    1,104,854

SEE NOTES TO FINANCIAL STATEMENTS.

                       This page intentionally left blank.

VAN WAGONER FUNDS STATEMENTS OF ASSETS AND LIABILITIES (IN LIQUIDATION)

DECEMBER 31, 2004

                                                                POST-             MID-CAP
                                                               VENTURE             GROWTH          TECHNOLOGY
                                                                FUND                FUND              FUND
ASSETS:
Investments, at value (Cost $9,208,196,
   $5,273,004 and $8,325,905)                              $     4,589,979    $     3,033,198    $     4,168,070
Interest receivable                                                  5,159              3,674              4,751
Prepaid expenses and other assets                                    6,948              4,188              6,714
                                                           ---------------    ---------------    ---------------
Total Assets                                                     4,602,086          3,041,060          4,179,535
                                                           ---------------    ---------------    ---------------
LIABILITIES:
Payable for fund shares redeemed                                    21,782             16,339             14,393
Accrued distribution fees                                              906              4,619              3,932
Accrued expenses and other liabilities                              62,157             47,303             61,742
                                                           ---------------    ---------------    ---------------
Total Liabilities                                                   84,845             68,261             80,067
                                                           ---------------    ---------------    ---------------
NET ASSETS                                                 $     4,517,241    $     2,972,799    $     4,099,468
                                                           ===============    ===============    ===============
NET ASSETS CONSIST OF:
Capital stock                                              $   546,599,699    $   217,004,344    $   421,669,229
Accumulated net realized loss on investments                  (537,464,241)      (211,791,739)      (413,411,926)
Net unrealized depreciation on investments                      (4,618,217)        (2,239,806)        (4,157,835)
                                                           ---------------    ---------------    ---------------
Net Assets                                                 $     4,517,241    $     2,972,799    $     4,099,468
                                                           ===============    ===============    ===============
CAPITAL STOCK, $0.0001 PAR VALUE
Authorized                                                     100,000,000        100,000,000        100,000,000
Issued and outstanding                                           1,561,576            933,288            831,640

NET ASSET VALUE AND REDEMPTION PRICE
(NET ASSETS/SHARES OUTSTANDING)                            $          2.89    $          3.19    $          4.93
                                                           ===============    ===============    ===============

                                              SEE NOTES TO FINANCIAL STATEMENTS.

VAN WAGONER FUNDS STATEMENTS OF OPERATIONS (IN LIQUIDATION)

YEAR ENDED DECEMBER 31, 2004

                                                                POST-              MID-CAP
                                                               VENTURE             GROWTH          TECHNOLOGY
                                                                FUND                FUND              FUND
INVESTMENT INCOME:
Interest                                                   $        34,417    $        22,949    $        32,546
                                                           ---------------    ---------------    ---------------
Total Investment Income                                             34,417             22,949             32,546
                                                           ---------------    ---------------    ---------------
EXPENSES:
Transfer agent fees and expenses                                   173,205             81,482            173,389
Fund accounting and administration fees                             90,000             90,000             90,000
Printing and postage expenses                                       19,368              8,066             17,469
Distribution fees                                                   14,458              8,908             13,331
Insurance                                                           12,312              7,410             11,970
Professional fees                                                   10,017              5,930             10,128
Custody fees                                                         3,655              3,503              3,660
Directors' and officers' fees, salary and expenses                   3,482              2,145              3,278
Miscellaneous expenses                                               1,432              1,133              1,426
                                                           ---------------    ---------------    ---------------
Total Expenses                                                     327,929            208,577            324,651
                                                           ---------------    ---------------    ---------------
NET INVESTMENT LOSS                                               (293,512)          (185,628)          (292,105)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments                                (5,257,016)        (2,114,819)        (3,850,931)
Change in net unrealized depreciation on investments             5,375,964          2,215,249          3,962,416
                                                           ---------------    ---------------    ---------------
                                                                   118,948            100,430            111,485
                                                           ---------------    ---------------    ---------------

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                  $      (174,564)   $       (85,198)   $      (180,620)
                                                           ===============    ===============    ===============

                                              SEE NOTES TO FINANCIAL STATEMENTS.

VAN WAGONER FUNDS STATEMENTS OF CASH FLOWS (IN LIQUIDATION)

YEAR ENDED DECEMBER 31, 2004

                                                                POST-              MID-CAP
                                                               VENTURE             GROWTH          TECHNOLOGY
                                                                FUND                FUND              FUND
Cash flows from operating activities:
Net decrease in net assets from operations                 $      (174,564)   $       (85,198)   $      (180,620)
                                                           ---------------    ---------------    ---------------
Adjustments to reconcile net decrease in net assets
   from operations to net cash provided by operating
   activities:
   Change in net unrealized depreciation on investments         (5,375,964)        (2,215,249)        (3,962,416)
   Net realized loss from investments                            5,257,016          2,114,819          3,850,931
   Proceeds from sale of investment securities                     732,689            389,360            606,670
   Sale of short-term investment securities, net                 2,887,273          1,420,542          3,069,563
   Decrease in receivable from brokers                              26,336             11,069             42,700
   (Increase) in interest and dividends receivable                  (2,982)            (2,349)            (2,629)
   (Increase) in prepaid expenses and other assets                  (6,948)            (4,188)            (6,714)
   Increase (decrease) in accrued expenses                          (4,058)             3,366             (3,373)
                                                           ---------------    ---------------    ---------------

   Net cash provided by operating activities                     3,338,798          1,632,172          3,414,112
                                                           ---------------    ---------------    ---------------

Cash flows from financing activities:
   Payments for shares redeemed                                 (3,338,798)        (1,632,172)        (3,414,112)
                                                           ---------------    ---------------    ---------------

   Net cash used in financing activities                        (3,338,798)        (1,632,172)        (3,414,112)
                                                           ---------------    ---------------    ---------------
Net change in cash                                                      --                 --                 --

Cash:
   Beginning balance                                                    --                 --                 --
                                                           ---------------    ---------------    ---------------
   Ending balance                                          $            --    $            --    $            --
                                                           ===============    ===============    ===============

                                              SEE NOTES TO FINANCIAL STATEMENTS.

VAN WAGONER FUNDS STATEMENTS OF CHANGES IN NET ASSETS (IN LIQUIDATION)

                                                                                                    POST-VENTURE FUND
                                                                                               YEAR ENDED       YEAR ENDED
                                                                                              DECEMBER 31,     DECEMBER 31,
                                                                                                  2004             2003
OPERATIONS:
Net investment loss                                                                          $    (293,512)   $    (592,686)
Net realized loss on investments                                                                (5,257,016)     (42,788,258)
Net realized loss on short positions                                                                    --               --
Net realized loss on options purchased                                                                  --         (990,881)
Change in net unrealized depreciation on investments                                             5,375,964       42,120,690
                                                                                             -------------    -------------
Net decrease in net assets resulting from operations                                              (174,564)      (2,251,135)
                                                                                             -------------    -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares                                                                            --       12,860,011
Redemption of shares                                                                            (3,317,909)     (36,742,025)
                                                                                             -------------    -------------
Net decrease from share transactions                                                            (3,317,909)     (23,882,014)
                                                                                             -------------    -------------
TOTAL DECREASE IN NET ASSETS                                                                    (3,492,473)     (26,133,149)

NET ASSETS:
Beginning of year                                                                                8,009,714       34,142,863
                                                                                             -------------    -------------
End of year                                                                                  $   4,517,241    $   8,009,714
                                                                                             =============    =============
TRANSACTIONS IN SHARES:
Shares sold                                                                                             --        3,699,675
Shares redeemed                                                                                 (1,142,789)     (11,405,691)
                                                                                             -------------    -------------
Net decrease                                                                                    (1,142,789)      (7,706,016)
                                                                                             =============    =============

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 MID-CAP GROWTH FUND                 TECHNOLOGY FUND
                                                             YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                            DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                               2004             2003             2004             2003
OPERATIONS:
Net investment loss                                        $    (185,628)   $    (334,177)   $    (292,105)   $    (597,183)
Net realized loss on investments                              (2,114,819)      (8,989,301)      (3,850,931)     (32,809,755)
Net realized loss on short positions                                  --          (76,120)              --               --
Net realized loss on options purchased                                --               --               --         (845,251)
Change in net unrealized depreciation on investments           2,215,249        9,139,943        3,962,416       32,747,295
                                                           -------------    -------------    -------------    -------------
Net decrease in net assets resulting from operations             (85,198)        (259,655)        (180,620)      (1,504,894)
                                                           -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares                                          --        2,797,076               --        5,147,523
Redemption of shares                                          (1,627,174)     (17,382,375)      (3,389,474)     (31,952,112)
                                                           -------------    -------------    -------------    -------------
Net decrease from share transactions                          (1,627,174)     (14,585,299)      (3,389,474)     (26,804,589)
                                                           -------------    -------------    -------------    -------------
TOTAL DECREASE IN NET ASSETS                                  (1,712,372)     (14,844,954)      (3,570,094)     (28,309,483)

NET ASSETS:
Beginning of year                                              4,685,171       19,530,125        7,669,562       35,979,045
                                                           -------------    -------------    -------------    -------------
End of year                                                $   2,972,799    $   4,685,171    $   4,099,468    $   7,669,562
                                                           =============    =============    =============    =============
TRANSACTIONS IN SHARES:
Shares sold                                                           --          787,928               --          888,554
Shares redeemed                                                 (505,293)      (5,060,344)        (681,194)      (5,980,138)
                                                           -------------    -------------    -------------    -------------
Net decrease                                                    (505,293)      (4,272,416)        (681,194)      (5,091,584)
                                                           =============    =============    =============    =============

                                              SEE NOTES TO FINANCIAL STATEMENTS.

VAN WAGONER FUNDS FINANCIAL HIGHLIGHTS

For a Fund Share Outstanding Throughout the Year

                                                                                 POST-VENTURE FUND
                                                            YEAR          YEAR          YEAR          YEAR          YEAR
                                                            ENDED         ENDED         ENDED         ENDED         ENDED
                                                          DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                                            2004          2003          2002          2001          2000
Net Asset Value, Beginning of Year                        $    2.96     $    3.28     $   10.04     $   26.52     $   38.09

INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
Net investment loss                                           (0.19)        (0.22)        (0.14)        (0.23)        (0.53)
Net realized and unrealized gains
   (losses) on investments                                     0.12         (0.10)        (6.62)       (16.25)       (11.03)
                                                          ---------     ---------     ---------     ---------     ---------
Total from investment operations                              (0.07)        (0.32)        (6.76)       (16.48)       (11.56)
                                                          ---------     ---------     ---------     ---------     ---------

DISTRIBUTIONS:
Net realized gains                                               --            --            --            --         (0.01)
                                                          ---------     ---------     ---------     ---------     ---------

Net Asset Value, End of Year                              $    2.89     $    2.96     $    3.28     $   10.04     $   26.52
                                                          =========     =========     =========     =========     =========

Total Return                                                  (2.37)%       (9.76)%      (67.33)%      (62.14)%      (30.31)%

SUPPLEMENTAL DATA
   AND RATIOS:
Net assets, end of year (000s)                            $   4,517     $   8,010     $  34,143     $ 166,445     $ 481,736
Ratio of expenses to average net assets:
   Net of waivers and reimbursements(1)                        5.65%         3.37%         2.00%         1.95%         1.95%(2)
   Before waivers and reimbursements                           5.65%         4.49%         3.25%         2.53%         2.13%(2)
Ratio of net investment loss to average net assets:
   Net of waivers and reimbursements(1)                       (5.06)%       (3.16)%       (1.97)%       (1.75)%       (1.53)%
   Before waivers and reimbursements                          (5.06)%       (4.28)%       (3.22)%       (2.33)%       (1.71)%
Portfolio turnover rate                                           0%          167%          242%          125%          206%

(1) For the year ended December 31, 2004, no expenses were waived or reimbursed.

(2) Excludes dividends on short sales. Including dividends on short sales, the ratio of expenses to average net assets net of waivers and reimbursements and before waivers and reimbursements would be 1.96% and 2.13% for the year ended December 31, 2000.

(3) Excludes dividends on short sales. Including dividends on short sales, the ratio of expenses to average net assets net of waivers and reimbursements and before waivers and reimbursements would be 2.01% and 3.02%; and 1.66% and 1.66% for the years ended December 31, 2002 and December 31, 2000, respectively.

(4) Excludes dividends on short sales. Including dividends on short sales, the ratio of expenses to average net assets net of waivers and reimbursements and before waivers and reimbursements would be 1.88% and 1.88% for the year ended December 31, 2000.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                  MID-CAP GROWTH FUND
                                                            YEAR          YEAR          YEAR          YEAR          YEAR
                                                            ENDED         ENDED         ENDED         ENDED         ENDED
                                                          DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                                            2004          2003          2002          2001          2000
Net Asset Value, Beginning of Year                        $    3.26     $    3.42     $    6.82     $   20.28     $   27.06

INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
Net investment loss                                           (0.20)        (0.23)        (0.10)        (0.22)        (0.26)
Net realized and unrealized gains
   (losses) on investments                                     0.13          0.07         (3.30)       (13.24)        (5.88)
                                                          ---------     ---------     ---------     ---------     ---------
Total from investment operations                              (0.07)        (0.16)        (3.40)       (13.46)        (6.14)
                                                          ---------     ---------     ---------     ---------     ---------

DISTRIBUTIONS:
Net realized gains                                               --            --            --            --         (0.64)
                                                          ---------     ---------     ---------     ---------     ---------

Net Asset Value, End of Year                              $    3.19     $    3.26     $    3.42     $    6.82     $   20.28
                                                          =========     =========     =========     =========     =========

Total Return                                                  (2.45)%       (4.68)%      (49.85)%      (66.37)%      (23.28)%

SUPPLEMENTAL DATA
   AND RATIOS:
Net assets, end of year (000s)                            $   2,973     $   4,685     $  19,530     $  50,231     $ 208,180
Ratio of expenses to average net assets:
   Net of waivers and reimbursements(1)                        5.76%         3.44%         2.00%(3)      1.95%         1.65%(3)
   Before waivers and reimbursements                           5.76%         4.34%         3.01%(3)      2.23%         1.65%(3)
Ratio of net investment loss to average net assets:
   Net of waivers and reimbursements(1)                       (5.13)%       (3.19)%       (1.79)%       (1.75)%       (1.18)%
   Before waivers and reimbursements                          (5.13)%       (4.09)%       (2.80)%       (2.03)%       (1.18)%
Portfolio turnover rate                                           0%          253%          502%          168%          238%

                                                                                    TECHNOLOGY FUND
                                                            YEAR          YEAR          YEAR          YEAR          YEAR
                                                            ENDED         ENDED         ENDED         ENDED         ENDED
                                                          DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
                                                            2004          2003          2002          2001          2000
Net Asset Value, Beginning of Year                        $    5.07     $    5.45     $   15.94     $   41.87     $   58.29

INCOME (LOSS) FROM
   INVESTMENT OPERATIONS:
Net investment loss                                           (0.35)        (0.40)        (0.20)        (0.39)        (0.89)
Net realized and unrealized gains
   (losses) on investments                                     0.21          0.02        (10.29)       (25.54)       (15.50)
                                                          ---------     ---------     ---------     ---------     ---------
Total from investment operations                              (0.14)        (0.38)       (10.49)       (25.93)       (16.39)
                                                          ---------     ---------     ---------     ---------     ---------

DISTRIBUTIONS:
Net realized gains                                               --            --            --            --         (0.03)
                                                          ---------     ---------     ---------     ---------     ---------

Net Asset Value, End of Year                              $    4.93     $    5.07     $    5.45     $   15.94     $   41.87
                                                          =========     =========     =========     =========     =========

Total Return                                                  (2.76)%       (6.97)%      (65.81)%      (61.93)%      (28.13)%

SUPPLEMENTAL DATA
   AND RATIOS:
Net assets, end of year (000s)                            $   4,099     $   7,670     $  35,979     $ 134,720     $ 413,793
Ratio of expenses to average net assets:
   Net of waivers and reimbursements(1)                        5.93%         3.42%         2.00%         1.95%         1.88%(4)
   Before waivers and reimbursements                           5.93%         4.35%         3.05%         2.35%         1.88%(4)
Ratio of net investment loss to average net assets:
   Net of waivers and reimbursements(1)                       (5.34)%       (3.19)%       (1.96)%       (1.78)%       (1.56)%
   Before waivers and reimbursements                          (5.34)%       (4.12)%       (3.01)%       (2.18)%       (1.56)%
Portfolio turnover rate                                           0%          147%          260%          128%          211%

                                              SEE NOTES TO FINANCIAL STATEMENTS.

VAN WAGONER FUNDS NOTES TO FINANCIAL STATEMENTS (IN LIQUIDATION)

1.   ORGANIZATION

     Van Wagoner Funds, Inc. (the "Company") was organized on October 18, 1995 as a Maryland corporation and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Post-Venture Fund, Mid-Cap Growth Fund and Technology Fund (collectively the "Funds" or the "Liquidating Funds") are separate diversified investment portfolios of Van Wagoner Funds, Inc.

     The Board of Directors of Van Wagoner Funds, Inc. approved a plan to liquidate each of the Funds effective March 1, 2003. Accordingly, each of the Funds has been liquidating its investments in an orderly fashion and investing the proceeds in high quality short-term money market instruments. The Funds will not be able to achieve their investment objective of capital appreciation to the extent they invest in money market instruments since these securities earn interest but do not appreciate in value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. The Funds changed their basis of accounting under U.S. generally accepted accounting principles from a going concern basis to a liquidation basis as of March 1, 2003. The effect of liquidation accounting had no material affect on the financial statements of the Funds as assets and liabilities were already stated at fair value. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

     (a) INVESTMENT VALUATION - Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities, including private equity securities, for which market quotations are not readily available, are valued at their fair value as determined in good faith by the Company's Board of Directors. Private equity securities are initially carried at their original funded cost. Changes in the fair value of these securities are made when, in the judgment of the Company's Board of Directors, evidence of a change in value is readily ascertainable. Among the factors the Company's Board of Directors may consider as evidence of a change of value are fundamental analytical data such as earnings or sales, subsequent financings or stock issuances, and offers to merge or other acquisition offers. Fair values so determined may not reflect the prices at which those securities could have been sold.

     (b) EXPENSES - The Funds are charged for those expenses that are directly attributable to each Fund, such as custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective average daily net assets.

     (c) OPTION CONTRACTS - The Funds may purchase put options to hedge portfolio investments. Premiums paid for option contracts purchased are included in the Statements of Assets and Liabilities as an asset. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying securities.

     (d) SHORT POSITIONS - When a Fund sells a security short, an amount equal to the sales proceeds is included in the Statements of Assets and Liabilities as an asset and an equal amount as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the security sold short. Subsequent fluctuations in the market prices of securities sold short may cause the liability to differ from that reflected in the Statements of Assets and Liabilities. The Fund is liable for any dividends paid on securities sold short. Dividends on short sales, if any, are included as a component of miscellaneous expense on the Statements of Operations. The Fund maintains assets consisting of cash or liquid securities equal in amount to the liability created by the short sale. These assets are adjusted daily to reflect changes in the value of the securities sold short.

     (e) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain capital accounts as a result of the timing and characterization of certain income and capital gains or losses determined in accordance with federal income tax regulations, which may differ from GAAP.

          Accordingly, at December 31, 2004, reclassifications were recorded to decrease capital stock by $293,512, $185,628 and $292,105 as a result of net investment losses by the Post-Venture, Mid-Cap Growth and Technology Funds, respectively.

     (f) OTHER - Investment transactions are accounted for on a trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3.   FEDERAL INCOME TAXES

     Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to continue to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders, which will be sufficient to relieve it from all or substantially all federal income taxes.

     For Federal income tax purposes, the Funds had capital loss carryforwards at December 31, 2004 as shown below. It is unlikely the Funds will realize the benefits of these capital loss carryforwards before they expire. Fund liquidation will result in a loss of this benefit.

   DATE OF                              MID-CAP
   EXPIRATION        POST-VENTURE        GROWTH         TECHNOLOGY
   -----------------------------------------------------------------
   2008             $  102,956,968   $   24,471,573   $   48,047,032

   2009                208,568,549      119,593,823      188,389,347

   2010                167,738,630       56,452,576      132,184,745

   2011                 49,142,144        7,417,678       37,716,740

   2012                  9,057,950        3,856,091        7,074,062
                    --------------   --------------   --------------
                    $  537,464,241   $  211,791,741   $  413,411,926
                    ==============   ==============   ==============

     The cost of securities on a Federal tax basis at December 31, 2004, for the Post-Venture, Mid-Cap Growth and Technology Funds was the same as the book basis.

     As of December 31, 2004, the components of accumulated deficit on a tax basis were as follows:

                     NET UNREALIZED       ACCUMULATED           TOTAL
                      DEPRECIATION        CAPITAL AND        ACCUMULATED
   FUND              ON INVESTMENTS      OTHER LOSSES          DEFICIT
   -----------------------------------------------------------------------
   POST-VENTURE      $    (4,618,217)   $  (537,464,241)   $  (542,082,458)

   MID-CAP GROWTH         (2,239,806)      (211,791,739)      (214,031,545)

   TECHNOLOGY             (4,157,835)      (413,411,926)      (417,569,761)

     The components of accumulated deficit on a tax basis differ from book basis primarily as a result of capital loss carryforwards.

4.   INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS

     Effective April 30, 2003, Van Wagoner Capital Management, Inc. (the "Adviser") terminated its investment advisory agreements with the Liquidating Funds. The Adviser also terminated the agreement to limit the total expenses (excluding interest, dividends on short sales, taxes, brokerage and extraordinary expenses) to the annual rate of 2.00% of each Liquidating Fund's average net assets. Since that date, the officers and Board of Directors of Van Wagoner Funds, Inc. have overseen the continued orderly liquidation of the Funds without compensation.

     During 2004, certain directors and officers of the Funds were also officers of the Adviser. Effective January 1, 2005, there continues to be one officer of the Funds who is also an officer of the Adviser. The Funds do not compensate their officers who are officers of the Adviser. During 2004, the Funds made no payments to their directors and officers except for directors' fees paid to or accrued for independent directors and the compensation paid to or accrued for the Funds' Chief Compliance Officer. Certain officers and employees of the Adviser have interests in related partnerships that have investments in private equity securities, which are also held by the Funds.

     On August 26, 2004, the Adviser and the Adviser's president consented to the entry of an administrative order issued by the Securities and Exchange Commission. Pursuant to the order, the Adviser's president agreed to (i) resign his positions as director and officer of the Company; (ii) abstain from being responsible for making recommendations concerning the valuation of private equity securities; and (iii) recommend to the Company's Board of Directors that it add two independent directors. The order also provided for monetary penalties paid by the Adviser and additional undertakings.

     PFPC Inc. ("PFPC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., provides the Funds with administrative services pursuant to an administration agreement. The services include the day-to-day administration of matters related to the corporate existence of the Company, maintenance of its records, preparation of reports, supervision of the Company's arrangements with its custodian and assistance in the preparation of the Company's registration statements under federal and state laws.

5.   SERVICE AND DISTRIBUTION PLAN

     The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of each Fund's average daily net assets.

     Although the Liquidating Funds are no longer selling their shares, they are contractually obligated to make payments to persons that provide personal services to investors or who maintain shareholder accounts.

6.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended December 31, 2004, were as follows:

     FUND                   PURCHASES      SALES
     ----------------------------------------------
     POST-VENTURE           $       --   $  599,654

     MID-CAP GROWTH                 --      305,504

     TECHNOLOY                      --      480,213

7.   CONTINGENCIES

     (a) LEGAL MATTERS - In 2001, the Company, the Adviser, and others (including past and present directors) were named as defendants in several purported class action lawsuits alleging, among other things, violations of federal securities laws. The lawsuits were consolidated into a single action and a consolidated amended complaint was filed in July 2003. In September 2003, the defendants filed a motion to dismiss the consolidated amended complaint and lead plaintiffs subsequently filed an opposition to the motion. In July 2004, the Court granted the defendants' motion to dismiss but gave the plaintiffs leave to file an amended complaint. After the Court's order and before the plaintiffs filed an amended complaint, the Company, the Adviser and certain other defendants, without admitting any liability, entered into a settlement with the alleged class whereby the Funds and the Adviser are to make certain corporate governance changes and the Adviser is to pay the plaintiff's attorneys fees and costs of class notice in exchange for dismissal of the class action lawsuit and complete release of liability. The Court has set a hearing date in March 2005 for a motion seeking preliminary approval of the settlement. If granted, notice of the settlement will be provided to the purported class and a hearing on final approval of the settlement will be held. After the settlement was reached, the plaintiffs filed a further amended complaint against all defendants. All parties involved in the settlement agree not to respond to the further amended complaint until after the Court considers the settlement. If for any reason the settlement is not approved, the Company and the Adviser intend to vigorously contest the lawsuits. The Company believes that the outcome of the legal actions will not have a material adverse effect on the results of operations or net asset values of the Funds.

     (b) INDEMNIFICATION ARRANGEMENTS - In the normal course of business, the Funds enter into contracts that provide for general indemnifications to the counterparties to those contracts. During 2004, the Post-Venture Fund, Mid-Cap Growth Fund and Technology Fund paid $2,419, $1,389 and $2,382, respectively. The Funds' maximum exposure under these arrangements is dependent upon claims that may be made against the Funds in the future and, therefore, cannot be estimated. The Company believes that the outcome of these arrangements will not have a material adverse effect on the results of operations or net asset value of the Funds.

VAN WAGONER FUNDS REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
VAN WAGONER FUNDS, INC.

We have audited the accompanying statements of assets and liabilities (in liquidation) of the Van Wagoner Post-Venture Fund, Van Wagoner Mid-Cap Growth Fund, and Van Wagoner Technology Fund (the Funds), including the schedules of investments, as of December 31, 2004, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Wagoner Post-Venture Fund, Van Wagoner Mid-Cap Growth Fund, and Van Wagoner Technology Fund at December 31, 2004, and the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                     /s/ Ernst & Young LLP


Chicago, Illinois
February 4, 2005

VAN WAGONER FUNDS DIRECTORS & OFFICERS

                                                                                               NUMBER OF
                                                                          PRINCIPAL          PORTFOLIOS IN        OTHER
                            POSITION(S)        TERM OF OFFICE            OCCUPATION(S)           COMPLEX       DIRECTORSHIPS
                             HELD WITH          AND LENGTH OF               DURING            OVERSEEN BY         HELD BY
NAME, ADDRESS, AND AGE         FUND             TIME SERVED              PAST 5 YEARS           DIRECTOR          DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:

Larry P. Arnold             Director         Indefinite, until        Private Investor;             6              None
755 Sansome Street                               successor           Retired Founder and
Suite 350                                         elected             Managing General
San Francisco, CA 94111                                               Partner of Wessels
Age: 61                                          Served as            Arnold & Henderson
                                              Director since           (a securities
                                               December 1995           broker/dealer)

Kurt B. Grutzmacher         Director         Indefinite, until       Portfolio Manager for           6             None
755 Sansome Street                              successor;             Westcliff Capital
Suite 350                                         elected               Management, LLC
San Francisco, CA 94111                                                      since
Age: 46                                          Served as              September 1998;
                                              Director since         Institutional Equity
                                               February 2002           Sales Trader for
                                                                     Prudential Securities,
                                                                      Inc. prior thereto

OFFICERS:

Elyce D. Dilworth           President,        Indefinite, until        Chief Compliance             Not             Not
755 Sansome Street          Treasurer,           successor           Officer of the Funds       applicable      applicable
Suite 350                 Secretary and           elected              since June 2004;
San Francisco, CA 94111       Chief                                  Senior Vice President
Age: 38                    Compliance         Served as Chief             of UMB Fund
                             Officer            Compliance              Services, Inc.
                                               Officer since            (2002 - 2003);
                                                June 2004.              Vice President
                                                 Served as                of UMB Fund
                                                President,           Services, Inc. prior
                                               Treasurer and                thereto
                                              Secretary since
                                               December 2004

Peter R. Kris             Vice President     Indefinite, until         Vice President of            Not             Not
755 Sansome Street                               successor                VWCM since            applicable      applicable
Suite 350                                         elected                February 1996
San Francisco, CA 94111
Age: 39                                          Served as
                                              Vice President
                                            since February 1996

Additional information about the Funds' directors is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-800-228-2121.

VAN WAGONER FUNDS ADDITIONAL INFORMATION FOR SHAREHOLDERS

PROXY VOTING POLICY AND VOTING RECORD

Van Wagoner Capital Management, Inc., the Funds' Adviser, is responsible for exercising the voting rights associated with the securities held by the Funds. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling 1-800-228-2121. It is also available on the SEC's website at www.sec.gov.

In addition, each Funds' complete proxy voting record for the 12 months ended June 30, 2004 is available without charge, upon request, by calling toll free 1-800-228-2121. It is also available on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days of the end of the fiscal quarter. The Funds' Form N-Q is available on the SEC's website at www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds' Form N-Q is available, without charge, upon request, by calling toll free
1-800-228-2121.

[VANWAGONER FUNDS LOGO]

Please mail correspondence to:

Van Wagoner Funds
P.O. Box 9682
Providence, RI 02940-9682

Express mail or overnight deliveries should be sent to:

Van Wagoner Funds
101 Sabin Street
Pawtucket, RI 02860

vanwagoner.com

1-800-228-2121


ADDRESS SERVICE REQUESTED


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

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

ITEM 2. CODE OF ETHICS.

   (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

   (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

   (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Registrant's Board of Directors has determined that it does not have an "audit committee financial expert" serving on its audit committee. While Registrant believes that each of the members of its audit committee has sufficient knowledge of accounting principles and financial statements to serve on the audit committee, none has the requisite experience to qualify as an "audit committee financial expert"; as such term is defined by the Securities and Exchange Commission.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

   (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $183,419 for 2004 and $172,335 for 2003.

AUDIT-RELATED FEES

   (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
        (a) of this Item are $0 for both 2004 and 2003.

TAX FEES

   (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $36,500 for 2004 and $17,500 for 2003.

ALL OTHER FEES

   (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for both 2004 and 2003.

   (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          PRE-APPROVAL OF AUDIT AND PERMITTED NON-AUDIT SERVICES PROVIDED TO THE COMPANY

          The Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Company by the Accountant, including the fees therefore. The Committee may delegate to one or more of its members the authority to grant pre-approvals. In connection with such delegation, the Committee shall establish pre-approval policies and procedures, including the requirement that the decisions of any member to whom authority is delegated under this section (B) shall be presented to the full Committee at each of its scheduled meetings.

          Pre-approval for a permitted non-audit service shall not be required if: (1) the aggregate amount of all such non-audit services is not more than 5% of the total revenues paid by the Company to the Accountant in the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Company at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by one or more members of the Committee to whom authority to grant such approvals has been delegated by the Committee.

          Additionally, the Committee shall pre-approve the Accountant's engagements for non-audit services with the Adviser and any affiliate of the Adviser that provides ongoing services to the Company in accordance with the foregoing paragraph, if the engagement relates directly to the operations and financial reporting of the Company, unless the aggregate amount of all services provided constitutes no more than 5% of the total amount of revenues paid to the Accountant by the Company, the Adviser and any affiliate of the Adviser that provides ongoing services to the Company during the fiscal year in which the services are provided that would have to be pre-approved by the Committee pursuant to this paragraph (without regard to this exception).

   (e)(2) The percentage of services described in each of paragraphs (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are 0% for both 2004 and 2003.

   (f)  Not applicable.

   (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were the fees set forth in Item 4(c) above.

   (h)  There were no such items in 2004 or 2003.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

   (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

   (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3) Not applicable.

   (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                Van Wagoner Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Elyce D. Dilworth
                         -------------------------------------------------------
                           Elyce D. Dilworth, Chief Executive
                           Officer & Chief Financial Officer
                           (principal executive officer)

Date March 8, 2005
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Elyce D. Dilworth
                         -------------------------------------------------------
                           Elyce D. Dilworth, Chief Executive
                           Officer & Chief Financial Officer
                           (principal executive officer & principal
                           financial officer)

Date March 8, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.